(ICON)


Prudential
Diversified FundsSM

Prudential
Diversified
High Growth
Fund

SEMI
ANNUAL
REPORT
Jan. 31, 1999


(LOGO)

Prudential Diversified
High Growth Fund

Performance At A Glance.
The Prudential Diversified High Growth Fund trailed the
Lipper Growth Fund
Average in part because we target 20% of our assets to foreign stocks which most of our peers do not hold. Foreign stocks trailed U.S. shares over our reporting period. The largest contribution to our return came from our growth stocks while our value stocks trailed the average. Value and growth styles of stock investing diverged in performance, as investors strongly preferred growth companies, particularly large familiar ones.

Cumulative Total Returns1                           As of
1/31/99

                              Since                   Since
                            Inception2
Inception2
                       (Without Sales Charge)   (With Sales
Charge)
Class A                       9.30%                    3.84%
Class B                       9.10                     4.10
Class C                       9.10                     7.01
Class Z                       9.40                     9.40
Lipper Growth
Fund Avg.3                   12.41                     N/A

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc. Since the
Fund has been in existence less than one year, no average annual total returns are presented. The Fund charges a maximum front-end sales charge of 5% for
Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, B, C, and Z, 11/18/98.

3 The Lipper Since Inception return is for all funds in each share class.

Investment
Advisers' Report

Prudential Investments
Fund Management LLC

- John Van Belle, Ph.D.
- Stacie Mintz

Sub-Advisers

The Dreyfus Corporation
Franklin Advisers, Inc.
Jennison Associates LLC
Lazard Asset Management
The Prudential Investment
  Corporation

The Fund seeks to provide long-term capital appreciation. It invests in a diversified portfolio of stocks. There can be no assurance that the Fund will achieve its investment objective.

High Growth Fund Diversification Target
                (GRAPH)

Diversification -- spreading your investments over many different securities -- is a basic principle of investing. It helps to reduce the overall risk of your portfolio. Moreover, when we rebalance our portfolio to restore the original weighting of different asset and style classes, the discipline forces us to sell high and buy low. Over time, this may improve your return.

What Is Diversification?

Diversification -- This is how diversification works:
Mutual funds not only
provide professional money management, they also allow a relatively small investment to be spread over many different securities. When you own a large number of different securities, the impact of any one on your return is reduced. In addition, if you diversify your investments among asset classes and investment styles -- between domestic and foreign stocks, among stocks of companies with different market capitalizations, and between value and growth stocks -- it is less likely that all the securities you own will move in the same direction at one time. The Prudential Diversified Funds provide more of this buffering than a fund investing in only one asset class. We believe this will result in smoother returns over time.

Rebalancing -- The Diversified High Growth Fund has a target balance of the various asset classes. As some perform better than others, the portfolio will drift from this original balance: the securities that rise most will become a larger proportion of the invested assets. We direct new investments to the asset classes that have fallen below their target ratio and, when necessary, sell appreciated securities to maintain the balance. This not only keeps your risk exposure from changing too much, but it may reduce the average cost of our investments and increase our average selling price over time.

Although an individual investor can diversify and rebalance, it would require a large investment to own the range of asset classes represented in the
Prudential Diversified High Growth Fund. Moreover, calculating the amounts to allocate to each kind of security in a rebalancing would be difficult.
Prudential Diversified Funds do it all for you.

Asset classes are classifications of investments. The most basic distinction among securities is among stocks, bonds, and money market investments. Stocks are shares of ownership in a firm. Owners share in the profits, after debts are paid, and share in the firm's appreciation in value. Generally, the prices of stocks vary with investors' estimates of a firm's earning prospects, including the impact of broader economic conditions. Historically, they have been more volatile than the prices of bonds or money market instruments, but have greater long-term returns. To provide greater control over diversification, stocks are often subdivided into more homogeneous classes by geography, company size, or economic sector.

Bonds are loans to a company, government, or agency. They carry a fixed interest rate or one that varies according to a rule that is specified in the bond. They have a maturity date at which they must be repaid. Generally, bond prices vary with current interest rates for new bonds and with changes in the debtor's prospects of repaying the loan. Money market instruments are very short-term loans, 13 months or less. Bonds and money market instruments are called fixed-income securities.

The Economic Context.
-------------------------------------------------
At the time we opened the Prudential Diversified Funds in November 1998, global financial markets had been unsettled first by an economic recession in Asia and then by debt defaults in Russia and China. Both stock and bond prices had fallen sharply, except for United States Treasury bonds, which increased in price as investors tried to avoid any risk at all. In response to the turmoil,
European central banks reduced interest rates to reassure investors about
European economic growth and the U.S. Federal Reserve Bank made the dramatic move of reducing rates three times within a two-month period. (Lower interest rates are expected to stimulate economic activity.) U.S.
stock markets began to
climb again in October, rebounding from their earlier fall.
However, as the
economy heats up, interest rates normally rise again as demand for credit increases. This was the setting for our initial investments in mid-November.

Early in 1999, it became clearer that the U.S. economy was growing rapidly, but concerns about economies elsewhere continued. Brazil devalued its currency -- raising the prices of all imported goods for Brazilians -- and slipped into a recession that threatened to spread to its Latin American trading partners.
There were signs of economic stabilization in Asia. Japan's economy has been contracting, despite the Japanese government's announcements of steps to reform and revive its economy.

The Financial Markets.
-------------------------------------------------
Investors continued to feel insecure despite the market bounce, so stock advances in the United States were focused on the very largest growth companies. A standard benchmark for U.S. large-cap stocks is the S&P 500 Index.
The S&P 500 rose 12% during our reporting period -- November 18, 1998 through the end of January 1999 -- while the stocks of smaller companies rose only 9%
(measured by the Russell 2000 Small-Cap Index).

Growth & Value.
Growth-style stocks also were significantly favored over value stocks in all market-cap sectors. In the large caps, growth stocks returned 16%, while value returned only 8%. Among small caps, the difference was even more marked. These differences were generally due to the strong performance of a few of the larger growth-style stocks, while most other stocks languished. The concentration of performance

Continued...

United States Treasury bonds are backed by the full faith and credit of the
U.S. government, so investors view them as among the safest investments.
Because of their safety, they generally carry a lower yield than corporate or foreign government bonds. When investors are more fearful, the demand for these safest of all securities increases and their price rises, while other bonds generally fall in value. A decline in value makes the bond's fixed interest payments amount to a higher yield on its purchase price.

A currency devaluation is a decline in purchasing power compared to currencies of other countries. One way that can happen is if a country that has been maintaining some control over its exchange rate, such as Brazil, changes its policy. The result is a sharp increase in inflation for the Brazilian people and a loss of purchasing power. Moreover, Brazilian borrowers will find it much harder to raise enough cash in local currency to service debt denominated in foreign currencies.

Market capitalization -- shortened to "market cap" -- is what it would cost to buy all of a company's stock at the current market price. It is calculated by multiplying the price of a share of stock by the number of outstanding shares.
Often it is spoken of as the value the market is putting on the entire company.
Although it is often used to represent the size of the company, market cap is strongly affected by the demand for the firm's stock and is not closely tied to other measures of size, such as number of employees, earnings, or book value.
However, the stocks of smaller firms tend to be more volatile, reacting more strongly to changes in the economy or to their individual business prospects.
Since they generally have a smaller base of earnings than larger firms, percentage increases up or down can be very large.

was unusually tightly focused, a sign that investors were sticking to the most familiar companies.

International.
Over the same period, international stocks averaged a 6% return, as measured by the Morgan Stanley EAFE (Europe, Australasia, and the Far
East) Index. The
advance came mostly in the three weeks ending January 8, 1999, with a great deal of market volatility around it. The Pacific region was recovering from a steep plunge over the prior two years. Although the European return also was substantial for such a short period, it trailed the world average slightly. It also represented a sharp bounce from its more brief and shallow decline in the summer of 1998. Japan's return to U.S. investors during this period was overwhelmingly due to the rise of the yen against the dollar. This rise of the yen was not helpful to Japan's economic recovery and, in fact, reversed early in January 1999.

Two popular investment styles are growth and value. Growth managers look among the most rapidly growing companies for those with the best long-term prospects, while value managers look among neglected and inexpensive companies for those with the best earnings prospects or asset values for the dollar. Historically, at any given time one style has worked better than the other, but they have alternated in periods of superior performance.

Our Performance.
-------------------------------------------------
Growth-style investing in U.S. stocks -- both large- and small-cap stocks, but primarily large -- was the most successful strategy during our reporting period. Since about a fifth of our assets are allocated to international stocks and about half of our domestic stocks to value-style investing, we trailed our Lipper Growth Fund Average benchmark.

Portfolio managers who follow a disciplined approach are
clearly focused on
what they are looking for; we believe that they will
generally perform better
over the long term than less methodical investors, although
no one investment
style is superior in all markets. So we divided our stock
allocation into
portions to be invested in value and growth styles by
different managers. Our
large growth stocks were tightly focused on companies with
above-average
current and projected earnings growth.  In a market that
strongly favored that
style, they performed even better than the growth-stock
average, by a
substantial margin. They had a focus on the technology and
health-care sectors,
which were market favorites. Our large value stocks also
were invested in a
very disciplined manner, and they suffered more than most in an environment
hostile to their style. As we hoped, however, our growth-
stock winners beat
their benchmark by a much greater margin than our value
stocks trailed theirs.
In all the other asset classes, our holdings performed about in line with their
benchmarks.
                                      2

A Message to Our Shareholders
March 26, 1999
------------------------------------------------------------
-------------------
(PHOTO)

Dear Shareholder,
When I think about how Prudential's clients can benefit from their investments, one of my recent concerns is how misleading today's equity markets have become.
Major index advances continue to be driven by the stocks of a handful of very large companies. These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value continues to grow between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, history shows that markets generally bring prices in line with earnings performance sooner or later.

Diversification Is Critical.
Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings when necessary to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as of January 31, 1999
PRUDENTIAL DIVERSIFIED FUNDS
(Unaudited)
PRUDENTIAL HIGH GROWTH FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--92.3%
COMMON STOCKS
------------------------------------------------------------
Advertising--0.5%
     700     Catalina Marketing Corp.(a)            $
46,725
   5,600     Omnicom Group Inc.
358,400
                                                    --------
---

405,125
------------------------------------------------------------
Aerospace/Defense--0.9%
  55,500     British Aerospace PLC (United
                Kingdom)(a)
421,517
     900     Cordant Technologies Inc.
28,575
   5,100     Gencorp Inc.
119,213
   2,100     Raytheon Co. (Class 'A' Stock)
117,075
   1,700     Raytheon Co. (Class 'B' Stock)
95,094
                                                    --------
---

781,474
------------------------------------------------------------
Airlines--0.7%
   2,500     Alaska Air Group, Inc.(a)
125,937
   3,500     Continental Airlines, Inc.(a)
119,438
  18,000     Mesaba Holdings, Inc.(a)
360,000
                                                    --------
---

605,375
------------------------------------------------------------
Aluminum--0.3%
   3,200     Alcoa Inc.
267,600
------------------------------------------------------------
Apparel--0.8%
   3,500     Kellwood Co.
97,125
   8,700     Tropical Sportswear Intl., Corp.(a)
294,712
  27,200     Wolverine World Wide, Inc.
300,900
                                                    --------
---

692,737
------------------------------------------------------------
Appliances--0.2%
  12,800     Electrolux AB, Series B (Sweden)
198,516
------------------------------------------------------------
Auto & Truck--1.7%
   2,800     Arvin Industries, Inc.
110,775
   2,600     Borg-Warner Automotive, Inc.
125,125
   2,200     DaimlerChrysler AG (Germany)           $
229,348
 101,200     LucasVarity PLC (United Kingdom)
482,980
   2,000     General Motors Corp.
179,500
  31,000     Nissan Motor Co., Ltd. (Japan)(a)
111,923
   3,000     Varlen Corp.
72,000
   4,800     Volvo AB, Series B (Sweden)
130,738
                                                    --------
---

1,442,389
------------------------------------------------------------
Banking--7.0%
  11,600     Argentina, Caja Postal y Banco
                Hipotecario de Espana SA,
                (Spain)(a)
297,509
   4,100     BancorpSouth, Inc.
70,469
   8,500     Bank of New York Co., Inc.
301,750
   1,400     Bank United Corp. (Class 'A' Stock)
56,000
   6,200     BankAmerica Corp.
414,625
   1,400     Banknorth Group, Inc.
41,825
   3,600     Banque Nationale de Paris (France)
327,208
  11,800     Chase Manhattan Corp.
907,862
   1,500     City National Corp.
51,844
   6,200     Commercial Federal Corp.
141,825
     900     CORUS Bankshares, Inc.
30,600
   3,600     Cullen/Frost Bankers, Inc.
186,975
   3,940     CVB Financial Corp.
76,337
     200     First Citizens BancShares, Inc.
                (Class 'A' Stock)
17,650
  18,400     Golden State Bancorp Inc.(a)
343,850
   2,300     Harbor Florida Bancshares, Inc.
25,588
   6,400     HSBC Holdings PLC (Hong Kong)(a)
159,401
   1,500     ING Groep N.V. (Netherlands)(a)
87,481
   4,200     MAF Bancorp, Inc.
101,850
  11,800     Merita PLC, Series A (Finland)
75,794
  15,100     National Westminster Bank PLC
                (United Kingdom)(a)
277,824
  10,800     Nordbanken Holding AB (Sweden)
74,751
   3,700     North Fork Bancorporation, Inc.
77,700
   7,500     Peoples Heritage Financial Group,
                Inc.
135,000
   1,400     Queens County Bancorp Inc.
44,362
   1,800     Republic New York Corp.
65,925

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of January 31, 1999
PRUDENTIAL DIVERSIFIED FUNDS
(Unaudited)
PRUDENTIAL HIGH GROWTH FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Banking (cont'd.)
  19,100     Sao Paolo Imi SpA (Italy)              $
311,593
   2,300     St Paul Bancorp, Inc.
53,188
  52,000     Sumitomo Trust & Banking Co., Ltd.
                (Japan)
143,488
   5,500     Svenska Handelsbanken, Series A
                (Sweden)
218,537
   2,260     Unidanmark AS (Denmark)
188,279
  31,000     United Overseas Bank Ltd.
                (Singapore)
185,102
   1,900     Washington Federal, Inc.
48,806
   5,500     Washington Mutual, Inc.
231,000
   3,600     Westamerica Bancorporation
126,675
  22,500     Westpac Banking Corp. (Australia)
155,764
                                                    --------
---

6,054,437
------------------------------------------------------------
Building & Construction--2.4%
   3,400     American Standard Companies Inc.(a)
116,875
   4,200     Centex Corp.
181,387
   1,810     Compagnie de Saint Gobain (France)
253,508
   9,600     D.R. Horton, Inc.
202,800
   5,800     Lone Star Industries, Inc.
213,150
   3,300     M.D.C. Holdings, Inc.
69,300
   8,800     Pulte Corp.
265,650
   2,900     Southdown, Inc.
161,131
   4,300     Thomas Industries Inc.
79,013
   8,100     Toll Brothers, Inc.(a)
186,300
   5,100     U.S. Home Corp.(a)
181,050
   8,500     Webb (Delaware E.) Corp.
221,000
                                                    --------
---

2,131,164
------------------------------------------------------------
Cable & Pay Television Systems--0.5%
  11,000     Jones Intercable, Inc.(a)
396,000
------------------------------------------------------------
Chemicals--1.0%
   1,900     Dow Chemical Co.
167,319
   3,200     Eastman Chemical Co.
130,000
   6,800     Hoechst AG (Germany)
292,216
  20,500     Imperial Chemical Industries PLC
                (United Kingdom)
184,540
   2,600     Spartech Corp.
62,075
                                                    --------
---

836,150
Computer Services--3.5%
   7,900     3Com Corp.(a)                          $
371,300
   9,300     Affiliated Computer Services,
                Inc.(a)
448,725
   2,300     Ascend Communications, Inc.(a)
200,819
   5,900     Autodesk, Inc.
260,706
   6,500     Cisco Systems, Inc.(a)
725,156
   1,200     Computer Task Group, Inc.
31,425
   3,300     Hypercom Corp.(a)
42,281
  15,100     Platinum Technology International
                Inc.(a)
200,075
   6,400     Symbol Technologies, Inc.
403,200
  18,400     Xylan Corp.(a)
372,600
                                                    --------
---

3,056,287
------------------------------------------------------------
Computers--6.0%
  12,000     Aspect Development, Inc.(a)
346,500
   7,900     Cadence Design Systems, Inc.(a)
252,800
   2,000     Citrix Systems, Inc.(a)
181,250
  18,400     Compaq Computer Corp.
876,300
   4,600     Dell Computer Corp.(a)
460,000
   9,000     Hewlett-Packard Co.
705,375
   2,200     International Business Machines
                Corp.
403,150
   4,500     Microsoft Corp.(a)
787,500
   2,900     NeoMagic Corp.(a)
40,781
  11,700     Oracle Corp.(a)
647,888
     600     SCM Microsystems, Inc.(a)
47,250
  10,700     Seagate Technology, Inc.(a)
435,356
                                                    --------
---

5,184,150
------------------------------------------------------------
Consumer Products--1.4%
   6,700     Avon Products, Inc.
247,481
   1,700     Fossil, Inc.(a)
50,416
   1,800     Hitachi Ltd. (ADR)
128,925
   5,100     Mikasa, Inc.
58,013
   9,200     Tandy Corp.
496,800
  17,200     Unilever PLC (United Kingdom)
170,544
                                                    --------
---

1,152,179
------------------------------------------------------------
Distribution/Wholesalers--0.4%
  15,500     Brightpoint, Inc.(a)
271,250
   1,200     Ingram Micro Inc.(a)
36,375
                                                    --------
---

307,625

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of January 31, 1999
PRUDENTIAL DIVERSIFIED FUNDS
(Unaudited)
PRUDENTIAL HIGH GROWTH FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Diversfied Consumer Products--0.1%
   2,200     Franklin Covey Co.(a)                  $
36,575
   2,300     InaCom Corp.(a)
30,044
                                                    --------
---

66,619
------------------------------------------------------------
Diversified Operations--0.8%
  14,900     Granada Group PLC (United Kingdom)
266,175
   1,550     Vivendi (France)
453,569
                                                    --------
---

719,744
------------------------------------------------------------
Diversified Manufacturing--1.5%
   1,600     Crane Co.
43,500
   3,900     CUNO, Inc.(a)
54,600
   6,000     General Electric Co.
629,250
  52,000     BTR Siebe PLC (United Kingdom)
176,287
   3,650     Siemens AG (Germany)
259,551
      95     Swatch Group AG (Switzerland)(a)
51,397
   2,600     SPS Technologies, Inc.(a)
127,888
                                                    --------
---

1,342,473
------------------------------------------------------------
Electronics--0.5%
   2,500     Koninklijke (Royal) Philips
                Electronics N.V. (Netherlands)
181,896
   2,700     Sony Corp. (Japan)
196,123
   1,200     Tecumseh Products Co.
53,625
                                                    --------
---

431,644
------------------------------------------------------------
Electronic Components--2.7%
   5,600     AMP Inc.
294,700
   8,200     Arrow Electronics, Inc.(a)
135,300
   2,900     Avnet, Inc.
130,319
   5,100     CHS Electronics, Inc(a)
76,181
   1,800     CTS Corp.
85,612
  20,600     Gentex Corp.(a)
471,225
   1,400     Idacorp Inc.
46,025
   1,400     Innovex, Inc.
26,775
  10,000     Matsushita Electric Industrial Co.,
                Ltd. (Japan)
169,861
   3,000     Omron Corp. (Japan)
32,752
   1,900     Pittway Corp.                          $
53,319
   5,000     Sanmina Corp.
331,250
   4,800     Texas Instruments Inc.
474,600
                                                    --------
---

2,327,919
------------------------------------------------------------
Engineering & Construction--0.2%
  15,500     ABB AB, Series A (Sweden)
151,982
------------------------------------------------------------
Entertainment--0.1%
  10,900     EMI Group PLC (United Kingdom)
69,959
------------------------------------------------------------
Fertilizer--0.1%
   1,900     Potash Corp. of Saskatchewan Inc.
114,950
------------------------------------------------------------
Financial Services--5.8%
   1,300     American Express Co.
133,737
   1,400     Arthur J. Gallagher & Co.
70,000
   7,700     Associates First Capital Corp.
312,331
   1,500     Chittenden Corp.
42,563
  16,900     Citigroup Inc.
947,456
     500     Dain Rauscher Corp.
15,438
   4,200     Downey Financial Corp.
92,663
   4,600     Eaton Vance Corp.
94,875
   8,200     Financial Security Assurance
                Holdings Ltd.
450,487
   2,100     Lehman Brothers Holdings Inc.
114,844
  17,000     MBNA Corp.
474,937
   1,200     Morgan (J.P.) & Co., Inc.
126,600
  13,200     Morgan Stanley Dean Witter Discover
                & Co.
1,145,925
   3,600     Orix Corp. (Japan)
245,405
   3,300     Promise Co., Ltd. (Japan)
158,291
   8,300     Resource Bancshares Mortgage Group,
                Inc.
123,462
   4,850     Schwab (Charles) Corp.
341,016
   2,100     Webster Financial Corp.
62,738
                                                    --------
---

4,952,768
------------------------------------------------------------
Food & Beverage--1.5%
     600     Adolph Coors Co.
38,437
  14,000     Asahi Breweries Ltd. (Japan)
188,705
   7,700     Cadbury Schweppes PLC (United
                Kingdom)
122,917

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of January 31, 1999
PRUDENTIAL DIVERSIFIED FUNDS
(Unaudited)
PRUDENTIAL HIGH GROWTH FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Food & Beverage (cont'd.)
   1,600     Corn Products International, Inc.      $
42,500
  21,800     Diageo PLC (United Kingdom)
244,138
   5,100     Heineken NV (Netherlands)
275,402
   1,800     J & J Snack Foods Corp.(a)
43,650
      99     Nestle SA (Switzerland)
181,687
   1,100     Richfood Holdings, Inc.
25,506
   3,600     Riviana Foods, Inc.
81,900
   2,200     Universal Foods Corp.
49,500
                                                    --------
---

1,294,342
------------------------------------------------------------
Forestry--0.1%
   4,100     Georgia-Pacific Corp. (Timber Group)
92,250
------------------------------------------------------------
Gas Distribution--0.4%
   4,600     Energen Corp.
78,488
   4,300     KeySpan Energy
116,369
   2,200     ONEOK, Inc.
64,350
   5,800     WICOR, Inc.
116,362
                                                    --------
---

375,569
------------------------------------------------------------
Health Care--2.9%
  19,900     Columbia/HCA Healthcare Corp.
360,687
   1,700     Curative Health Services, Inc.
50,894
  16,800     Foundation Health Systems, Inc.
154,350
   3,053     McKesson HBOC, Inc.
229,357
   2,800     PacifiCare Health Systems, Inc.(a)
198,100
  13,200     PAREXEL International Corp.(a)
343,200
     672     Priority Healthcare Corp.
26,124
   1,000     Safeskin Corp.(a)
23,375
   2,200     Serologicals Corp.(a)
58,025
  17,700     Tenet Healthcare Corp.(a)
367,275
   3,200     United Healthcare Corp.
143,200
   7,300     Wellpoint Health Networks Inc.(a)
546,131
                                                    --------
---

2,500,718
------------------------------------------------------------
Home Furnishings--0.7%
  11,300     Ethan Allen Interiors Inc.
539,575
   3,000     Furniture Brands International,
                Inc.(a)
70,500
                                                    --------
---

610,075
Hotels--0.5%
  12,000     Hilton Hotels Corp.                    $
173,250
  12,000     Park Place Entertainment Corp.(a)
81,750
   5,800     Promus Hotel Corp.(a)
173,275
                                                    --------
---

428,275
------------------------------------------------------------
Human Resources--0.5%
  22,100     RemedyTemp, Inc.(a)
403,325
------------------------------------------------------------
Industrial Technology/Instruments--0.1%
   3,700     EG&G, Inc.
104,987
------------------------------------------------------------
Insurance--6.6%
   9,000     ACE Ltd.
252,000
     633     Allianz AG (Germany)
232,439
  12,200     Allied Zurich PLC (United Kingdom)
188,327
   2,100     American Financial Group, Inc.
76,125
   1,500     American General Corp.
106,969
   4,200     American International Group, Inc.
432,337
   1,800     Amerin Corp.(a)
41,850
   2,000     Axa-UAP (France)
290,579
   2,900     Capital Re Corp.
52,744
   7,300     Chubb Corp.
428,875
   5,100     Equitable Companies Inc.
355,725
   2,190     Fidelity National Financial, Inc.
58,309
   1,800     First American Financial Corp.
55,013
   3,200     Harleysville Group Inc.
67,600
   1,310     Medical Assurance Inc.(a)
39,955
   6,600     Mutual Risk Management Ltd.
242,550
  10,700     Old Republic International Corp.
209,319
   1,400     Orion Capital Corp.
49,875
   1,500     PartnerRe Ltd.
67,969
   4,400     Presidential Life Corp.
81,950
   3,300     Protective Life Corp.
114,056
   3,800     Provident Companies, Inc.
162,925
  20,100     Prudential Corp. PLC (United
                Kingdom)
310,442
   5,400     Reinsurance Group of America, Inc.
363,487
  28,900     Royal & Sun Alliance Insurance Group
                PLC (United Kingdom)(a)
220,325
   9,900     SAFECO Corp.
384,862
   5,500     St. Paul Companies Inc.
161,563

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of January 31, 1999
PRUDENTIAL DIVERSIFIED FUNDS
(Unaudited)
PRUDENTIAL HIGH GROWTH FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Insurance (cont'd.)
   2,200     Tokio Marine & Fire Insurance Co.
                Ltd, ADR                            $
125,400
   1,900     UNUM Corp.
114,831
     545     Zurich Versicherungs-Gesellschaft
                (Switzerland)
403,547
                                                    --------
---

5,691,948
------------------------------------------------------------
Machinery--0.5%
   3,600     IDEX Corp.
82,125
   3,200     JLG Industries, Inc.
50,400
   6,400     Lincoln Electric Holdings, Inc.
135,200
   1,800     Milacron Inc.
35,213
   1,600     Regal-Beloit Corp.
36,800
   2,600     Terex Corp.(a)
64,025
                                                    --------
---

403,763
------------------------------------------------------------
Manufacturing--0.3%
   2,400     Compagnie Generale des
                Etablissements Michelin, Series B
                (France)
91,894
   2,000     Nintendo Co. Ltd. (Japan)
185,679
                                                    --------
---

277,573
------------------------------------------------------------
Media--1.5%
  16,800     CBS Corp.(a)
571,200
   6,100     Clear Channel Communications,
                Inc.(a)
377,437
   8,000     Infinity Broadcasting Corp.(a)
221,500
   3,600     King World Productions, Inc.(a)
98,550
                                                    --------
---

1,268,687
------------------------------------------------------------
Metals--0.5%
  27,600     Broken Hill Proprietary Co. Ltd.
                (Australia)
202,900
   1,800     Cleveland-Cliffs Inc.
73,575
   2,800     Commercial Metals Co.
68,950
   1,400     Kaydon Corp.
46,987
   2,200     RTI International Metals, Inc.
27,225
                                                    --------
---

419,637
Mining--0.4%
  13,300     Freeport-McMoRan Copper & Gold
                Inc.(a)                             $
127,181
  10,600     Newmont Mining Corp.
187,488
                                                    --------
---

314,669
------------------------------------------------------------
Miscellaneous--0.2%
      75     SGS Societe Generale de Surveillance
                Holding SA (Switzerland)
66,248
     520     Thyssen AG (Germany)
88,083
                                                    --------
---

154,331
------------------------------------------------------------
Office Equipment & Supplies--1.1%
   9,800     Harris Corp.
367,500
   1,900     Kimball International, Inc. (Class
                'B' Stock)
33,487
  24,000     Ricoh Co., Ltd. (Japan)
233,130
   2,400     Xerox Corp.
297,600
                                                    --------
---

931,717
------------------------------------------------------------
Oil & Gas--2.8%
   1,200     Amerada Hess Corp.
57,000
   3,900     Atlantic Richfield Co.
223,762
   2,700     BOC Group PLC, ADR
76,275
  19,500     BP Amoco PLC (United Kingdom)
265,715
   3,000     Devon Energy Corp.
78,563
   8,000     Elf Aquitaine SA, ADR
437,000
   2,270     Elf Aquitaine SA (France)
246,194
  36,300     ENI SPA (Italy)
215,417
   6,300     Helmerich & Payne, Inc.
110,644
  16,900     Newfield Exploration Co.(a)
314,762
   4,200     Occidental Petroleum Corp.
63,263
   5,900     Oryx Energy Co.(a)
71,906
   1,490     R & B Falcon Corp.(a)
10,523
   1,100     SEACOR SMIT Inc.
48,950
   6,400     Tesoro Petroleum Corp
69,600
   2,800     Total SA, ADR
143,325
                                                    --------
---

2,432,899

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of January 31, 1999
PRUDENTIAL DIVERSIFIED FUNDS
(Unaudited)
PRUDENTIAL HIGH GROWTH FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Paper & Packaging--2.6%
   2,200     Ball Corp.                             $
99,000
   1,600     Caraustar Industries, Inc.
45,200
   2,500     Fort James Corp
89,688
   6,000     Georgia-Pacific Group
387,000
   6,200     International Paper Co.
245,287
   7,900     Mead Corp.
226,138
   2,900     Rayonier Inc.
127,600
   3,000     Rock-Tenn Co. (Class 'A' Stock)
54,000
   4,200     Temple-Inland Inc.
239,662
   3,200     Universal Forest Products Inc.
63,200
   2,600     UPM-Kymmene Oyj (Finland)
67,984
   4,800     Weyerhaeuser Co.
259,800
   8,500     Willamette Industries, Inc.
297,500
                                                    --------
---

2,202,059
------------------------------------------------------------
Pharmaceuticals--4.7%
   1,000     Alpharma Inc.
34,625
   7,600     American Home Products Corp.
446,025
  13,300     Astra AB, Series B (Sweden)
284,687
   1,600     Bindley Western Industries Inc.
40,400
   3,600     Eli Lilly & Co.
337,275
   1,535     Medtronic, Inc.
122,282
   2,600     Merck & Co., Inc.
381,550
   1,600     Ocular Sciences, Inc.(a)
37,000
   3,300     Pfizer Inc.
424,463
   4,300     Pharmacia & Upjohn, Inc.
247,250
   6,800     Rhone-Poulenc SA, Series A (France)
357,926
   1,900     Roberts Pharmaceutical Corp.
37,050
      16     Roche Holding AG (Switzerland)
209,222
   9,700     Schering-Plough Corp.
528,650
   3,500     ThermoQuest Corp.(a)
39,375
   6,600     Warner-Lambert Co.
476,437
                                                    --------
---

4,004,217
------------------------------------------------------------
Photography--0.2%
   3,100     Eastman Kodak Co.
202,662
Printing & Publishing--0.3%
   1,000     Consolidated Graphics, Inc.(a)         $
72,500
   2,300     Hollinger International Inc.
30,188
  10,400     Mirror Group PLC (United Kingdom)
36,113
   1,100     Valassis Communications, Inc.(a)
56,237
   1,800     World Color Press, Inc.(a)
44,325
                                                    --------
---

239,363
------------------------------------------------------------
Real Estate Investment Trusts--0.9%
   4,400     Franchise Finance Corp. of America
101,200
  17,400     Glenborough Realty Trust Inc.
305,587
  15,200     MeriStar Hospitality Corp.
292,600
   4,300     Rouse Co.
101,588
                                                    --------
---

800,975
------------------------------------------------------------
Restaurants--1.6%
  12,500     CKE Restaurants, Inc.
296,875
  27,100     Darden Restaurants, Inc.
508,125
   1,000     IHOP Corp.
43,000
   4,600     McDonald's Corp.
362,537
  13,100     Ryan's Family Steak Houses, Inc.(a)
180,944
                                                    --------
---

1,391,481
------------------------------------------------------------
Retail--5.2%
   1,000     American Eagle Outfitters, Inc.(a)
68,375
   1,000     BJ's Wholesale Club, Inc.(a)
44,500
   1,900     Buckle Inc.
50,825
   1,500     Department 56, Inc.
47,438
  12,000     Dillard's Inc. (Class 'A' stock)
297,750
   6,050     GAP, Inc.
388,334
  13,700     Great Universal Stores PLC (United
                Kingdom)
175,521
   9,600     Home Depot, Inc.
579,600
  17,500     IKON Office Solutions Inc.
280,000
  23,000     Kmart Corp.(a)
403,937
   6,700     Kohl's Corp.(a)
453,925
   4,840     Metro AG (Germany)
393,418
   6,800     Pep Boys - Manny, Moe & Jack
107,100
   4,300     Rite Aid Corp.
211,238

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of January 31, 1999
PRUDENTIAL DIVERSIFIED FUNDS
(Unaudited)
PRUDENTIAL HIGH GROWTH FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Retail (cont'd.)
   3,400     Ross Stores, Inc.                      $
134,300
   2,500     Sears, Roebuck & Co.
100,313
  10,500     Staples, Inc.(a)
300,562
   8,100     Toys 'R' Us, Inc.(a)
121,500
   2,200     Wal-Mart Stores, Inc.
189,200
   2,200     Zale Corp.(a)
72,188
                                                    --------
---

4,420,024
------------------------------------------------------------
Semiconductors--1.8%
   5,500     Applied Materials, Inc.(a)
347,531
   5,300     Etec Systems, Inc.(a)
284,544
   3,600     Intel Corp.
507,375
   5,000     KLA-Tencor Corp.(a)
288,750
   8,500     National Semiconductor Corp.
109,969
                                                    --------
---

1,538,169
------------------------------------------------------------
Software--3.1%
  14,500     Cambridge Technology Partners,
                Inc.(a)
429,563
   2,700     Check Point Software Technologies
                Ltd.
130,950
   2,000     Dialogic Corp.(a)
51,000
   6,400     Documentum Inc.(a)
149,200
  12,300     HNC Software Inc.(a)
355,163
  15,100     I2 Technologies Inc.(a)
526,612
   2,900     Intuit, Inc.(a)
263,900
   7,300     Rational Software Corp.(a)
241,356
   5,900     VERITAS Software Corp.(a)
493,387
                                                    --------
---

2,641,131
------------------------------------------------------------
Steel - Producers--0.4%
   9,900     AK Steel Holding Corp.
206,044
   4,900     Reliance Steel & Aluminum Co.
134,137
                                                    --------
---

340,181
------------------------------------------------------------
Telecommunications--6.4%
   3,900     Air Touch Communications, Inc.(a)
376,594
   1,850     Alcatel (France)
215,785
   2,900     Aliant Communications Inc.
123,250
   3,700     ALLTEL Corp.
238,881
  38,500     Aspect Telecommunications Corp.(a)
346,500
   3,100     AT&T Corp.
281,325
  12,500     Excel Switching Corporation
346,094
  11,200     Loral Space & Communications Ltd.(a)   $
246,400
  12,900     MCI WorldCom, Inc.(a)
1,028,775
  31,000     Natural MicroSystems Corp.(a)
211,188
      19     Nippon Telegraph & Telephone Corp.
                (Japan)
153,202
   2,200     Nokia Corp. ADR(a)
316,800
       6     NTT Mobile Communications (Japan)
252,729
   7,800     Pacific Gateway Exchange, Inc.(a)
258,375
     600     Plantronics Inc.
48,413
   5,200     Qwest Communications International,
                Inc.(a)
311,675
   2,200     Tekelec(a)
44,000
  54,000     Telecom Italia SpA (Italy)
365,270
   8,200     Telefonica SA (Spain)
375,217
                                                    --------
---

5,540,473
------------------------------------------------------------
Tobacco--2.2%
  26,100     British America Tobacco PLC (United
                Kingdom)
270,388
      28     Japan Tobacco, Inc. (Japan)
271,985
   6,100     Loews Corp.
513,543
   7,200     Philip Morris Co., Inc.
338,400
  12,800     RJR Nabisco Holdings Corp.
345,600
   3,600     Universal Corp
109,125
                                                    --------
---

1,849,041
------------------------------------------------------------
Trucking & Shipping--0.4%
  15,700     Air Express International Corp.
296,337
   2,300     USFreightways Corp.
80,213
                                                    --------
---

376,550
------------------------------------------------------------
Utilities--2.2%
   3,200     Atmos Energy Corp.
95,400
   3,200     BEC Energy
122,400
   6,200     California Water Service Group
161,587
   4,300     Calpine Corp.(a)
159,100
   1,700     Cleco Corp.
53,550
   2,600     Conectiv Inc.
58,500
   8,200     Endesa SA (Spain)
228,300
   2,100     GPU, Inc.
89,513
   3,700     Houston Industries, Inc.(a)
112,387
   4,600     Public Service Company of New
                Mexico(a)
86,538
     900     Rochester Gas & Electric Corp.
25,875
   1,250     Suez Lyonnaise des Eaux (France)
257,781

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of January 31, 1999
PRUDENTIAL DIVERSIFIED FUNDS
(Unaudited)
PRUDENTIAL HIGH GROWTH FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Utilities (cont'd.)
   1,800     TNP Enterprises, Inc.                  $
64,013
   3,900     Unicom Corp.
138,937
      65     Viag AG (Germany)
35,248
   7,600     Washington Gas Light Co.
182,400
   1,800     WPS Resources Corp.
58,950
                                                    --------
---

1,930,479
------------------------------------------------------------
Waste Management--0.6%
  23,000     Safety-Kleen Corp.(a)
347,875
   3,600     Waste Management, Inc.
179,775
                                                    --------
---

527,650
                                                    --------
---
             Total long-term investments
                (cost $73,818,555)
79,398,486
                                                    --------
---
Principal
Amount
(000)
SHORT-TERM INVESTMENTS--9.2%
------------------------------------------------------------
REPURCHASE AGREEMENT
$  7,860     Joint Repurchase Agreement Account,
                4.72%, 2/1/99
                (Cost $7,860,000; Note 5)
7,860,000
                                                    --------
---
------------------------------------------------------------
Total Investments--101.5%
             (cost $81,678,555; Note 4)
87,258,486
             Liabilities in excess of other
                assets--(1.5%)
(1,265,514)
                                                    --------
---
             Net Assets--100%
$85,992,972
                                                    --------
---
                                                    --------
---

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
AG--Aktiengesellschaft (German Stock Company).
PLC--Public Limited Company (British Corporation).
SA-- Sociedad Anonima (Spanish Corporation) or Societe
Anonyme (French
     Corporation).
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Statement of Assets and Liabilities           PRUDENTIAL
DIVERSIFIED FUNDS
(Unaudited)                                   PRUDENTIAL
HIGH GROWTH FUND
------------------------------------------------------------
--------------------

Assets
January 31, 1999
Investments, at value (cost
$81,678,555)................................................
 ..................        $ 87,258,486
Foreign currency, at value (cost
$103,033)...................................................
 .............             100,455
Cash........................................................
 ..............................................
87,440
Receivable for Fund shares
sold........................................................
 ...................             955,332
Receivable for investments
sold........................................................
 ...................             163,086
Deferred offering
costs.......................................................
 ............................              78,132
Dividends and interest
receivable..................................................
 .......................              52,916
Forward currency contracts - net amount receivable from
counterparties....................................
307

----------------
   Total
assets......................................................
 .....................................          88,696,154

----------------
Liabilities
Payable for investments
purchased...................................................
 ......................           2,366,881
Accrued expenses and other
liabilities.................................................
 ...................             142,958
Payable for Fund shares
reacquired..................................................
 ......................             112,873
Management fee
payable.....................................................
 ...............................              52,185
Distribution fee
payable.....................................................
 .............................              23,557
Forward currency contracts - net amount payable to
counterparties.........................................
3,762
Withholding taxes
payable.....................................................
 ............................                 966

----------------
   Total
liabilities.................................................
 .....................................           2,703,182

----------------
Net
Assets......................................................
 ..........................................        $
85,992,972

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........        $      7,868
   Paid-in capital in excess of
par.........................................................
 ..............          79,286,869

----------------

79,294,737
   Accumulated net investment
loss........................................................
 ................             (66,080)
   Accumulated net realized gain on investments and foreign
currency transactions.........................
1,187,220
   Net unrealized appreciation on investments and foreign
currency........................................
5,577,095

----------------
Net assets, January 31,
1999........................................................
 ......................        $ 85,992,972

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($6,491,347 / 593,865 shares of beneficial interest
issued and outstanding).........................
$10.93
   Maximum sales charge (5% of offering
price)......................................................
 ......                 .58

----------------
   Maximum offering price to
public......................................................
 .................              $11.51

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($16,933,926 / 1,551,895 shares of beneficial interest
issued and outstanding)......................
$10.91

----------------

----------------
Class C:
   Net asset value and redemption price per share
      ($13,604,080 / 1,246,477 shares of beneficial interest
issued and outstanding)......................
$10.91
   Sales charge (1% of offering
price)......................................................
 ..............                 .11

----------------
   Offering price to
public......................................................
 .........................              $11.02

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($48,963,619 / 4,475,514 shares of beneficial interest
issued and outstanding)......................
$10.94

----------------

----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

PRUDENTIAL DIVERSIFIED FUNDS
PRUDENTIAL HIGH GROWTH FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                          November 18,
1998(a)
                                                Through
Net Investment Loss                         January 31, 1999
Income
   Interest............................        $  112,325
   Dividends (net of foreign
      withholding taxes of $1,477).....           122,212
                                              -----------
      Total income.....................           234,537
                                              -----------
Expenses
   Management fee......................           113,635
   Distribution fee--Class A...........             2,282
   Distribution fee--Class B...........            21,727
   Distribution fee--Class C...........            21,517
   Custodian's fees and expenses.......            54,000
   Amortization of offering costs......            19,868
   Registration fees...................            19,500
   Reports to shareholders.............            16,000
   Transfer agent's fees and
      expenses.........................            13,500
   Legal fees..........................             8,700
   Audit fee and expenses..............             7,300
   Trustees' fees and expenses.........             1,250
   Miscellaneous.......................             1,338
                                              -----------
      Total expenses...................           300,617
                                              -----------
Net investment loss....................           (66,080)
                                              -----------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions.............         1,204,388
   Foreign currency transactions.......           (17,168)
                                              -----------
                                                1,187,220
                                              -----------
Net unrealized appreciation
   (depreciation) on:
   Investments.........................         5,579,931
   Foreign currency....................            (2,836)
                                              -----------
                                                5,577,095
                                              -----------
Net gain on investments and foreign
   currencies..........................         6,764,315
                                              -----------
Net Increase in Net Assets
Resulting from Operations                      $6,698,235
                                              -----------
                                              -----------

---------------
(a) Commencement of investment operations.

PRUDENTIAL DIVERSIFIED FUNDS
PRUDENTIAL HIGH GROWTH FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                             November 18,
1998(a)
Increase (Decrease) In                             Through
Net Assets                                     January 31,
1999
Operations
   Net investment loss.....................      $
(66,080)
   Net realized gain on investments and
      foreign currency transactions........
1,187,220
   Net unrealized appreciation of
      investments and foreign currencies...
5,577,095
                                             ---------------
-----
   Net increase in net assets resulting
      from operations......................
6,698,235
                                             ---------------
-----
Fund share transactions (net of share
   conversions) (Note 6)
   Net proceeds from shares subscribed.....
83,526,501
   Cost of shares reacquired...............
(4,271,764)
                                             ---------------
-----
   Net increase in net assets from Fund
      share transactions...................
79,254,737
                                             ---------------
-----
Total increase.............................
85,952,972
Net Assets
Beginning of period........................
40,000
                                             ---------------
-----
End of period..............................      $
85,992,972
                                             ---------------
-----
                                             ---------------
-----

---------------
   (a) Commencement of investment operations.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

                                                  PRUDENTIAL
DIVERSIFIED FUNDS
Notes to Financial Statements (Unaudited)         PRUDENTIAL
HIGH GROWTH FUND
------------------------------------------------------------
--------------------
Prudential Diversified Funds (the 'Trust') is registered
under the Investment
Company Act of 1940, as an open-end, diversified management
investment company
presently consisting of three Portfolios: Prudential
Diversified Conservative
Growth Fund, Prudential Diversified Moderate Growth Fund and
Prudential
Diversified High Growth Fund (the 'Fund'). The Trust was
organized as a business
trust in Delaware on October 24, 1997. The Fund had no
significant operations
other than the issuance of 1,000 shares each of Class A,
Class B, Class C and
Class Z shares for each Portfolio of beneficial interest for
$40,000 on June 16,
1998 to Prudential Investments Fund Management LLC ('PIFM').
The Fund commenced
investment operations on November 18, 1998.
The investment objective of the Fund is to seek to provide
long-term capital
appreciation. The Fund pursues its objective by investing in a diversified
portfolio of equity securities issued by U.S. and foreign
companies. Under
normal circumstances, substantially all of the Fund's assets will be invested in
equity securities, including common stock, securities
convertible into common
stock and preferred stock.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund and the Series in the preparation of its financial
statements.
Securities Valuation: Securities listed on a securities
exchange are valued at
the last sales price on such exchange on the day of
valuation, or, if there was
no sale on such day, at the mean between the last bid and
asked prices on such
day or at the bid price on such day in the absence of an
asked price. Securities
that are actively traded in the over-the-counter market,
including listed
securities for which the primary market is believed by the
Manager, in
consultation with the subadvisor, to be over-the-counter,
are valued by an
independent pricing agent of principal market maker.
Convertible debt securities
that are actively traded in the over-the-counter market,
including listed
securities for which the primary market is believed by the
Manager and the
Subadvisor to be over-the-counter, are valued at the mean
between the last
reported bid and asked prices provided by a principal market maker. Options on
securities and indices traded on an exchange are valued at
the last sale price,
or if there was no sale on such day, at mean between the
most recently quoted
bid and asked prices on such exchange. Futures contracts and options thereon
traded on a commodities exchange or board of trade are
valued at the last sales
price at the close of trading on such exchange or board of
trade or, if there
was no sale on the applicable commodities exchange or board
of trade on such
day, at the mean between the most recently quoted bid and
asked prices on such
exchange or board of trade. Privately placed securities
including equity
securities for which market prices may be obtained from
primary dealers shall be
valued at the bid prices provided by such primary dealers.
Securities for which
market quotations are not readily available, may be valued
using the last
available market quotation for a period not to exceed five
days, provided the
Manager and Subadvisor feel this is representative of market value.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Funds' policy that its custodian or
designated
subcustodians, as the case may be under triparty repurchase
agreements, take
possession of the underlying securities, the value of which
exceeds the
principal amount of the repurchase transaction including
accrued interest. If
the seller defaults and the value of the collateral declines or if bankruptcy
proceedings are commenced with respect to the seller of the
security,
realization of the collateral by the Fund may be delayed or
limited.
All securities are valued as of 4:15 p.m., New York time. Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities - at the
closing daily rates of exchange.
(ii) purchases and sales of investment securities, income
and expenses - at the
rate of exchange prevailing on the respective dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the fiscal period, the
Fund does not isolate
that portion of the results of operations arising as a
result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of securities held at the end of the period.
Similarly, the Fund does not
isolate the effect of changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of long-term
portfolio securities sold
during the period. Accordingly, these realized foreign
currency (losses) are
included in the reported net realized (losses) on investment transactions.
Net realized (losses) on foreign currency transactions
represent net foreign
exchange gains or losses from holdings of foreign
currencies, currency gains or
losses realized between the trade and settlement dates on
security
------------------------------------------------------------
--------------------
                                       14

                                                  PRUDENTIAL
DIVERSIFIED FUNDS
Notes to Financial Statements (Unaudited)         PRUDENTIAL
HIGH GROWTH FUND
------------------------------------------------------------
--------------------
transactions, and the difference between the amounts of
dividends, interest and
foreign taxes recorded on the Fund's books and the U.S.
dollar equivalent
amounts actually received or paid. Net unrealized currency
gains or losses from
valuing foreign currency denominated assets and liabilities
(other than
investments) at fiscal period end exchange rates are
reflected as a component of
net unrealized appreciation on investments and foreign
currencies.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a result of,
among other factors, the possibility of political and
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
Forward Currency Contracts: A forward currency contract is a commitment to
purchase or sell a foreign currency at a future date at a
negotiated forward
rate. The Fund enters into forward currency contracts in
order to hedge its
exposure to changes in foreign currency exchange rates on
its foreign portfolio
holdings or on specific receivables and payables denominated in a foreign
currency. The contracts are valued daily at current exchange rates any
unrealized gain or loss is included in net unrealized
appreciation or
depreciation on investments. Gain or loss is realized on the settlement date of
the contract equal to the difference between the settlement
value of the
original and renegotiated forward contracts. This gain or
loss, if any, is
included in net realized gain (loss) on foreign currency
transactions. Risks may
arise upon entering into these contracts from the potential
inability of the
counterparties to meet the terms of their contracts. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses from
investment and
currency transactions are calculated on the identified cost
basis. Dividend
income is recorded on the ex-dividend date; interest income
is recorded on the
accrual basis. Expenses are recorded on the accrual basis
which may require the
use of certain estimates by management.
Net investment income (loss), other than distribution fees,
and unrealized and
realized gains or losses are allocated daily to each class
of shares based upon
the relative proportion of net assets of each class at the
beginning of the day.
Dividends and Distributions: The Fund expects to pay
dividends of net investment
income quarterly, and distributions of net realized capital
and currency gains,
if any, annually. Dividends and distributions are recorded
on the ex-dividend
date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Taxes: For federal income tax purposes, each Fund in the
Trust is treated as a
separate taxpaying entity. It is the intent of the Fund to
continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable income to
shareholders.
Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax
rules and rates.
Deferred Offering Cost: The Fund incurred approximately
$98,000 in connection
with the organization of the Fund. Offering costs are being
amortized over a
period of 12 months ending November 1999.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM manages the investment operations of the Fund, administers the Fund's affairs and supervises the subadviser's performance of all investment advisory services services. PIFM pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the
Fund. PIFM, in turn, pays the Advisers' fees, computed daily and paid monthly, equal to the annual rate specified below based on the average daily net assets of the Fund segments they manage.

                                          Fee Paid By PIFM
           Advisers                          to Advisers
------------------------------    --------------------------
-------
Jennison Associates LLC           .30% with respect to the
first
                                  $300 million; .25% for
amounts
                                  in excess of $300 million
The Prudential Investment         N/A1
  Corporation
Lazard Asset Management           .40%
Franklin Advisers, Inc.           .50%
The Dreyfus Corporation           .45%
1Under the Advisory Agreement between PIFM and PIC, PIC is
 reimbursed by PIFM for its reasonable costs and expenses.

The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS') which acts as the distributor of the
Class
------------------------------------------------------------
--------------------
                                       15

PRUDENTIAL DIVERSIFIED FUNDS
Notes to Financial Statements (Unaudited)
PRUDENTIAL HIGH GROWTH FUND
------------------------------------------------------------
--------------------
A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS
for distributing and servicing the Fund's Class A, Class B
and Class C shares,
pursuant to plans of distribution, (the 'Class A, B and C
plans'), regardless of
expenses actually incurred by PIMS. The distribution fees
are accrued daily and
payable monthly. No distribution or service fees are paid to
PIMS as distributor
for Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1% of
the average daily net
assets of the Class A, B and C shares respectively, for the
period ended January
31, 1999.
PIMS has advised the Fund that it has received approximately
$131,800 and
$42,100 in front-end sales charges resulting from sales of
Class A and Class C
shares, respectively, during the period ended January 31,
1999.
PIMS has advised the Fund that for the period ended January
31, 1999, it has
received approximately $1,700 and $700 in contingent
deferred sales charges
imposed upon certain redemptions by Class B and Class C
shareholders,
respectively.
PIMS, PIC and PIFM are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
The Trust, along with other affiliated registered investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
with an unaffiliated
lender. The maximum commitment under the Agreement is
$200,000,000. Interest on
any such borrowings outstanding will be at market rates. The purpose of the
Agreement is to serve as an alternative source of funding
for capital share
redemptions. The Fund did not borrow any amounts pursuant to the Agreement
during the period ended January 31, 1999. The Funds pay a
commitment fee at an
annual rate of .055 of 1% on the unused portion of the
credit facility. The
commitment fee is accrued and paid quarterly on a pro rata
basis by the Funds.
The Agreement expired on February 28, 1999 and has been
extended through March
12, 1999 under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Trust's transfer agent. During the period
ended January 31, 1999,
the Fund incurred fees of approximately $2,900 for the
services of PMFS. As of
January 31, 1999 approximately $1,700 of such fees were due
to PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the period ended January 31, 1999 were $77,030,728 and $4,416,561, respectively.
At January 31, 1999, the Fund had outstanding forward currency contracts to purchase and sell foreign currencies as follows:

                                      Value at
        Foreign Currency           Settlement Date   Current
Appreciation
       Purchase Contracts              Payable        Value
(Depreciation)
---------------------------------  ---------------   -------
-   ---------------
Euro Currency,
 expiring 2/26/99................     $  96,127      $
94,575       $(1,552)
Pound Sterling,
 expiring 2/2/99.................        46,618
46,230          (388)
Pound Sterling,
 expiring 2/1/99.................       111,089
110,306          (783)
Japanese Yen,
 expiring 2/1/99.................       168,656
167,714          (942)
Japanese Yen,
 expiring 2/2/99.................        18,779
18,682           (97)
                                        -------      -------
-        ------
                                      $ 441,269
$437,507       $(3,762)
                                        -------      -------
-        ------
                                        -------      -------
-        ------

                                      Value at
        Foreign Currency           Settlement Date   Current
Appreciation
         Sales Contracts               Payable        Value
(Depreciation)
---------------------------------  ---------------   -------
-   ---------------
Euro Currency,
 expiring 2/1/99.................     $ 104,729
$104,511        $ 218
Pound Sterling,
 expiring 2/1/99.................        16,724
16,635           89
                                        -------      -------
-          ---
                                      $ 121,453
$121,146        $ 307
                                        -------      -------
-          ---
                                        -------      -------
-          ---

The United States federal income tax basis of the Funds'
investments as of
January 31, 1999 was substantially the same as for financial reporting purposes
and accordingly, net unrealized appreciation on investments
for federal income
tax purposes was $5,579,931 (gross unrealized appreciation--
$8,731,725, gross
unrealized depreciation--$3,151,794).
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of
January 31, 1999, the
Series had a 1.2% undivided interest in the repurchase
agreements in the joint
account. The undivided interest for the Series represents
$7,860,000 in
principal amount. As of such date, each
------------------------------------------------------------
--------------------
                                       16

                                                  PRUDENTIAL
DIVERSIFIED FUNDS
Notes to Financial Statements (Unaudited)         PRUDENTIAL
HIGH GROWTH FUND
------------------------------------------------------------
--------------------
repurchase agreement in the joint account and the collateral therefore were as
follows:
Bear, Stearns & Co. Inc., 4.75%, in the principal amount of
$200,000,000
repurchase price $200,079,167, due 2/1/99. The value of the
collateral including
accrued interest was $206,615,704.
Salomon Brothers, Inc., 4.73%, in the principal amount of
$200,000,000,
repurchase price $200,078,833, due 2/1/99. The value of the
collateral including
accrued interest was $204,209,880.
Morgan (J.P.) Securities Inc., 4.72%, in the principal
amount of $200,000,000,
repurchase price $200,078,667, due 2/1/99. The value of the
collateral including
accrued interest was $204,000,313.
Warburg Dillon Read LLC, 4.62%, in the principal amount of
$80,255,000,
repurchase price of $80,285,898, due 2/1/99. The value of
the collateral
including accrued interest was $81,862,553.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first
18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Of the
7,867,751 shares of beneficial interest issued and outstanding at January 31,
1999, Prudential owned 4,471,689.
The Fund has authorized an unlimited number of shares of beneficial interest at
$.001 par value.

Transactions in shares of beneficial interest were as follows:

Class A                                  Shares
Amount
--------------------------------------  ---------    -------
----
November 18, 1998(a) through
  January 31, 1999:
Shares sold...........................    692,206    $
7,114,794
Shares reacquired.....................    (99,607)
(1,014,320)
                                        ---------    -------
----
Net increase in shares outstanding
  before conversion...................    592,599
6,100,474
Shares issued upon conversion from
  Class B.............................        266
2,685
                                        ---------    -------
----
Net increase in shares outstanding....    592,865    $
6,103,159
                                        ---------    -------
----
                                        ---------    -------
----
Class B
--------------------------------------
November 18, 1998(a) through
  January 31, 1999:
Shares sold...........................  1,575,853
$16,237,667
Shares reacquired.....................    (24,691)
(264,138)
                                        ---------    -------
----
Net increase in shares outstanding
  before conversion...................  1,551,162
15,973,529
Shares reacquired upon conversion into
  Class A.............................       (267)
(2,685)
                                        ---------    -------
----
Net increase in shares outstanding....  1,550,895
$15,970,844
                                        ---------    -------
----
                                        ---------    -------
----
Class C
--------------------------------------
November 18, 1998(a) through
  January 31, 1999:
Shares sold...........................  1,278,342
$13,005,290
Shares reacquired.....................    (32,865)
(342,060)
                                        ---------    -------
----
Net increase in shares outstanding....  1,245,477
$12,663,230
                                        ---------    -------
----
                                        ---------    -------
----
Class Z
--------------------------------------
November 18, 1998(a) through
  January 31, 1999:
Shares sold...........................  4,716,512
$47,168,750
Shares reacquired.....................   (241,998)
(2,651,246)
                                        ---------    -------
----
Net increase in shares outstanding....  4,474,514
$44,517,504
                                        ---------    -------
----
                                        ---------    -------
----

---------------
(a) Commencement of investment operations.
------------------------------------------------------------
--------------------
                                       17

                                                 PRUDENTIAL
DIVERSIFIED FUNDS
Financial Highlights (Unaudited)                 PRUDENTIAL
HIGH GROWTH FUND
------------------------------------------------------------
--------------------

Class A          Class B          Class C

------------     ------------     ------------

November 18,     November 18,     November 18,

1998(a)          1998(a)          1998(a)

Through          Through          Through

January 31,      January 31,      January 31,

1999(d)          1999(d)          1999(d)

------------     ------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period........................................       $10.00
$  10.00         $  10.00

-----            ------           ------
Income from investment operations:
Net investment
income......................................................
 .        (0.01)            (0.02)           (0.02)
Net realized and unrealized gain on investment and foreign
currency

transactions................................................
 .............         0.94              0.93
0.93

-----            ------           ------
   Total from investment
operations.........................................
0.93              0.91             0.91

-----            ------           ------
Net asset value, end of
period..............................................
$10.93          $  10.91         $  10.91

-----            ------           ------

-----            ------           ------
TOTAL
RETURN(b)...................................................
 ..........         9.30%             9.10%            9.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).............................................
$6,491          $  1,934         $ 13,604
Average net assets
(000)....................................................
$4,442          $ 10,574         $ 10,471
Ratios to average net assets:(c)
   Expenses, including distribution
fees....................................         1.96%
2.71%            2.71%
   Expenses, excluding distribution
fees....................................         1.71%
1.71%            1.71%
   Net investment
loss......................................................
(0.44)%           (1.24)%          (1.19)%
Portfolio turnover
rate.....................................................
6%                6%               6%

Class Z

------------

November 18,

1998(a)

Through

January 31,

1999(d)

------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period........................................    $  10.00

------
Income from investment operations:
Net investment
income......................................................
 .          --
Net realized and unrealized gain on investment and foreign
currency

transactions................................................
 .............        0.94

------
   Total from investment
operations.........................................
0.94

------
Net asset value, end of
period..............................................    $
10.94

------

------
TOTAL
RETURN(b)...................................................
 ..........        9.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).............................................    $
48,248
Average net assets
(000)....................................................
$ 48,964
Ratios to average net assets:(c)
   Expenses, including distribution
fees....................................        1.71%
   Expenses, excluding distribution
fees....................................        1.71%
   Net investment
loss......................................................
(0.10)%
Portfolio turnover
rate.....................................................
6%

---------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total return for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Based on weighted average shares outstanding during the
period.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     18

Getting The Most From Your Prudential Mutual Fund.
How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return.
The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative.
Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate.
And risk can be difficult to gauge -- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
David F. Connor, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Sub-Advisers
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Franklin Advisers, Inc.
777 Mariners Island Blvd.
San Mateo, CA 94404

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Lazard Asset Management
30 Rockefeller Plaza
New York, NY 10112

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
Raritan Plaza One
Edison, NJ 08837

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Ave., N.W.
Washington, DC 20036

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

74432F885
74432F877    MF186E2
74432F869
74432F851






Prudential
Diversified FundsSM

(ICON)

Prudential
Diversified
Conservative
Growth
Fund

SEMI
ANNUAL
REPORT
Jan. 31, 1999

(LOGO)

Prudential Diversified Conservative Growth Fund

Performance At A Glance.

Over the period from its inception on November 18, 1998 through
January 31, 1999, the Prudential Diversified Conservative
Growth
Fund performed in line with the Lipper Balanced Fund Index, even though the Fund's 40% of assets allocated to stocks is less than typical balanced portfolios. The largest contribution to our return came from our growth stocks. Returns of two popular styles of stock investing -- value and growth -- diverged considerably in performance over this short period. Investors strongly preferred growth companies, particularly large familiar ones.

Cumulative Total Returns1                         As of
1/31/99
                            Since                   Since
                         Inception2              Inception2
                    (Without Sales Charge)   (With Sales
Charge)
Class A                    5.33%                    0.06%
Class B                    5.25                     0.25
Class C                    5.25                     3.19
Class Z                    5.45                     5.45
Lipper Balanced
Fund Avg.3                 6.24                      N/A

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc.
Since the Fund has been in existence less than one year, no average annual total returns are presented. The Fund charges a maximum front-end sales charge of 5% for Class A shares.
Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years.
Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, B, C, and Z, 11/18/98.

3 The Lipper Since Inception return is for all funds in each share class.

Investment
Advisers' Report

Prudential Investments
Fund Management LLC

- John Van Belle, Ph.D.
- Stacie Mintz

Sub-Advisers
The Dreyfus Corporation
Franklin Advisers, Inc.
Jennison Associates LLC
Pacific Investment
  Management Company
The Prudential Investment
  Corporation

The Fund seeks to provide current income and a reasonable level of capital appreciation. It invests in a diversified portfolio of bonds and stocks. There can be no assurance that the Fund will achieve its investment objective.

Conservative Growth Fund Diversification Target
                 (PIE CHART)

Diversification -- spreading your investments over many different securities -- is a basic principle of investing.
It helps to reduce the overall risk of your portfolio.
Moreover, when we rebalance our portfolio to restore the original weighting of different asset classes, the discipline forces us to sell high and buy low. Over time, this may improve your return.


What Is Diversification?

Diversification -- This is how diversification works: Mutual funds not only provide professional money management, they also allow a relatively small investment to be spread over many different securities. When you own a large number of different securities, the impact of any one on your return is reduced. In addition, if you diversify your investments among asset classes and investment styles -- between stocks and bonds, value and growth stocks, and investment grade and high yield bonds -- it is less likely that all the securities you own will move in the same direction at one time. The Prudential Diversified Funds provide more of this buffering than a fund investing in only one asset class. We believe this will result in smoother returns over time.

Rebalancing -- The Diversified Conservative Growth Fund has a target balance of the various asset classes. As some perform better than others, the portfolio will drift from this original balance: the securities that rise most will become a larger proportion of the invested assets. We direct new investments to the asset classes that have fallen below their target ratio and, when necessary, sell appreciated securities to maintain the balance. This not only keeps your risk exposure from changing too much, but it may reduce the average cost of our investments and increase our average selling price over time.

Although an individual investor can diversify and rebalance, it would require a large investment to own the range of asset classes represented in the Prudential Diversified Conservative
Growth Fund. Moreover, calculating the amounts to allocate to each kind of security in a rebalancing would be difficult. Prudential Diversified Funds do it all for you.

Asset classes are classifications of
investments. The most basic classification of securities is among stocks, bonds, and money market investments. Stocks are shares of ownership in a firm. Owners share in the profits, after debts are paid, and share in the firm's appreciation in value.
Generally, the prices of stocks vary with investors' estimates of a firm's earning prospects, including the impact of broader economic conditions. Bonds are loans to a company, government, or agency. They carry a fixed interest rate or one that varies according to a rule that is specified in the bond. They have a maturity date at which they must be repaid. Generally bond prices vary with current interest rates for new bonds and with changes in the debtor's prospects of repaying the loan.
Money market instruments are very short-term loans, 13 months or less. Bonds and money market instruments are called fixed-income securities.

The Economic Context.

At the time we opened the Prudential Diversified Funds in November 1998, global financial markets had been unsettled first by an economic recession in Asia and then by debt defaults in Russia and China. Both stock and bond prices had fallen sharply, except for United
States Treasury bonds, which increased in price as investors tried to avoid any risk at all. In response to the turmoil, European central banks reduced interest rates to reassure investors about European economic growth and the U.S. Federal Reserve Bank made the dramatic move of reducing rates three times within a two-month period. (Lower interest rates are expected to stimulate economic activity.) U.S. stock markets began to climb again in October, rebounding from their earlier fall. Lower interest rates mean higher bond prices for older bonds because they provide a larger stream of interest payments. However, as the economy heats up, interest rates normally rise again as demand for credit increases. This was the setting for our initial investments in mid-November.

Early in 1999, it became clearer that the U.S. economy was growing rapidly, but concerns about economies elsewhere continued.

The Financial Markets.

Investors continued to feel insecure despite the market bounce, so stock market advances in the United States were focused on the very largest growth companies. A standard benchmark for U.S. large-cap stocks is the S&P 500 Index. The S&P 500 rose 12% during our reporting period -- November 18, 1998 through the end of January
1999 -- while the stocks of smaller companies rose only
9% (measured by the Russell 2000 Small-Cap Index).

Growth & Value.
Growth-style stocks also were significantly favored over value stocks in all market-cap sectors. In the large caps, growth stocks returned 16%, while value returned only 8%. Among small caps, the difference was even more marked.
These differences were generally due to the strong performance of a few of the larger growth-style stocks, while most other stocks languished. The concentration of performance was unusually tightly focused,a


United States Treasury bonds are backed by the full faith and credit of the U.S. government, so investors view them as among the safest investments. Because of their safety, they generally carry a lower yield than corporate or foreign government bonds. When investors are more fearful, the demand for these safest of all securities increases and their price rises, while other bonds generally fall in value. A decline in value makes the bond's fixed interest payments amount to a higher yield on its purchase price.

Market capitalization -- shortened to "market cap" -- is what it would cost to buy all of a company's stock at the current market price. It is calculated by multiplying the price of a share of stock by the number of outstanding shares. Often it is spoken of as the value the market is putting on the entire company. Although it is often used to represent the size of the company, market cap is strongly affected by the demand for the firm's stock and is not closely tied to other measures of size, such as number of employees, earnings, or book value.

Stock portfolios can be invested in either of two different investment styles: growth or value. Growth managers look among the most rapidly growing companies for those with the best long-term prospects, while value managers look among neglected and inexpensive companies for those with the best earnings growth prospects or asset values for the dollar. Historically, one style has worked better than the other at any given time, but they have alternated in periods of superior performance.

                                        Continued...

The Financial Markets Cont'd

sign that investors were sticking to the most familiar companies.

Bonds.
Bond index returns were one to two percentage points, generally much more modest than stock index gains over this period. It is worth mentioning that when stock markets around the world plunged in August 1998, bonds were an important stabilizing factor. Although they also fell, they fell much less than stocks. Similarly, when U.S. stock markets dropped in February 1999, after our reporting period ended, bonds again were a stabilizing factor. However, high yield bonds often perform differently from other fixed-income securities.
In December, when investors still were jumpy, they lost a little ground. In January, however, they more than made it up, the Lehman High Yield Index provided twice the return of the Lehman Aggregate Index.


Our Performance.
Our large growth stocks made the most substantial return to our Fund over our reporting period. Our 60% allocation to bonds is somewhat higher than the typical balanced fund.
This would have kept our return well below the Lipper
Balanced Fund
Average over this period if our large growth stocks had not performed so well.

Portfolio managers who follow a disciplined approach are clearly focused on what they are looking for; we believe that they will generally perform better over the long term than less methodical investors. However, no one investment style is superior in all markets. Consequently, our stock allocation is divided into portions to be invested in a value and in a growth style.
Our growth stocks were tightly focused on companies with above-average current and projected earnings growth. In a market that strongly favored that style, they performed even better than the growth-stock average, by a substantial margin. They had a focus on the technology and health-care sectors, which were market favorites. Our value stocks also were invested in a very disciplined manner, and they suffered more than most in an environment hostile to their style. As we hoped, however, our growth-stock winners were ahead of the average by a much greater margin than our value stocks trailed. In all the other asset classes, our holdings performed about in line with their benchmarks.

A Message to Our Shareholders
March 26, 1999
(PHOTO)

Dear Shareholder,

When I think about how Prudential's clients can benefit from their investments, one of my recent concerns is how misleading today's equity markets have become. Major index advances continue to be driven by the stocks of a handful of very large companies. These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value continues to grow between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, history shows that markets generally bring prices in line with earnings performance sooner or later.

Diversification Is Critical.
Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings when necessary to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL
CONSERVATIVE GROWTH FUND
------------------------------------------------------------

Shares       Description                          Value
(Note 1)
    --------------------------------------------------------
----
LONG-TERM INVESTMENTS--86.1%
COMMON STOCKS--39.1%
    --------------------------------------------------------
----
Advertising--0.3%
     250     Catalina Marketing Corp.(a)             $
16,687
   3,200     Omnicom Group, Inc.
204,800
                                                     -------
---

221,487
------------------------------------------------------------
Aerospace/Defense--0.5%
     275     Cordant Technologies, Inc.
8,731
   1,675     Gencorp, Inc.
39,153
   1,100     General Motors Corp., Class H
98,725
   6,200     Loral Space & Communications, Inc.
136,400
   1,200     Raytheon Co. (Class 'A' Stock)
66,900
   1,000     Raytheon Co. (Class 'B' Stock)
55,938
                                                     -------
---

405,847
------------------------------------------------------------
Airlines--0.3%
     800     Alaska Air Group, Inc.(a)
40,300
   1,150     Continental Airlines, Inc.(a)
39,244
   6,500     Mesaba Holdings, Inc.(a)
130,000
                                                     -------
---

209,544
------------------------------------------------------------
Aluminum--0.2%
   1,800     Alcoa, Inc.
150,525
   1,600     Reliance Steel & Aluminum Co.
43,800
                                                     -------
---

194,325
------------------------------------------------------------
Apparel--0.3%
     300     American Eagle Outfitters, Inc.
20,513
   1,100     Kellwood Co.
30,525
   3,300     Tropical Sportswear Intl., Inc.
111,787
   9,500     Wolverine World Wide, Inc.
105,094
                                                     -------
---

267,919
------------------------------------------------------------
Auto & Truck--0.6%
     900     Arvin Industries, Corp.(a)
35,607
     825     Borg-Warner Automotive, Inc.
39,703
  53,400     Lucas Varity PLC (United Kingdom)       $
254,853
   8,000     Safety Kleen Corp.
121,000
     975     Varlen Corp.
23,400
                                                     -------
---

474,563
------------------------------------------------------------
Banking--2.0%
   1,325     BancorpSouth, Inc.
22,773
   4,600     Bank of New York Co., Inc.
163,300
     200     Bank United Corp. (Class 'A' Stock)
8,000
   3,500     BankAmerica Corp.
234,062
     450     Banknorth Group, Inc.
13,444
   6,500     Chase Manhattan Corp.
500,094
     475     City National Corp.
16,417
   2,000     Commercial Federal Corp.
45,750
     275     CORUS Bankshares, Inc.
9,350
   1,175     Cullen/Frost Bankers, Inc.
61,027
   1,293     CVB Financial Corp. (Class 'A' Stock)
25,042
      75     First Citizens Bancshares, Inc.
6,619
   6,500     Golden State Bancorp, Inc.(a)
121,469
     775     Harbor Florida Bancshares, Inc.
8,622
   1,350     MAF Bancorp, Inc.
32,737
   1,225     North Fork Bancorporation, Inc.
25,725
   2,425     Peoples Heritage Financial Group,
                Inc.
43,650
     450     Queens County Bancorp, Inc.
14,259
     800     Republic New York Corp.
29,300
     775     St Paul Bancorp, Inc.
17,922
     625     Washington Federal, Inc.
16,055
   3,200     Washington Mutual, Inc.
134,400
   1,175     Westamerica Bancorporation
41,345
                                                     -------
---

1,591,362
------------------------------------------------------------
Building & Construction--0.8%
   1,900     American Standard Companies, Inc.(a)
65,313
   2,300     Centex Corp.
99,331
   1,850     Lone Star Industries, Inc.
67,987
   1,075     M.D.C. Holdings, Inc.
22,575
   2,875     Pulte Corp.
86,789
     925     Southdown, Inc.
51,395

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL
CONSERVATIVE GROWTH FUND
------------------------------------------------------------

Shares        Description                          Value
(Note 1)
     -------------------------------------------------------
-----
Building & Construction (cont'd.)
   1,375     Thomas Industries, Inc.(a)              $
25,266
   2,625     Toll Brothers, Inc.
60,375
   1,675     U.S. Home Corp.(a)
59,463
   2,350     Webb Delaware Corp.
61,100
                                                     -------
---

599,594
------------------------------------------------------------
Cable & Pay Television Systems--0.2%
   4,000     Jones Intercable, Inc.(a)
144,000
------------------------------------------------------------
Chemicals--0.2%
   1,000     Dow Chemical Co.
88,062
   1,800     Eastman Chemical Co.
73,125
     825     Spartech Corp.
19,697
                                                     -------
---

180,884
------------------------------------------------------------
Computer Services--2.0%
   4,700     3Com Corp.(a)
220,900
   3,200     Affiliated Computer Services, Inc.(a)
154,400
     925     Alliant Communications, Inc.
39,313
   1,300     Ascend Communications, Inc.(a)
113,506
   3,500     Autodesk, Inc.
154,656
   3,700     Cisco Systems, Inc.(a)
412,781
     375     Computer Task Group, Inc.
9,820
   1,075     Hypercom Corp.(a)
13,774
   8,900     Platinum Technology, Inc.(a)
117,925
   3,800     Symbol Technologies, Inc.
239,400
   6,400     Xylan Corp.(a)
129,600
                                                     -------
---

1,606,075
------------------------------------------------------------
Computers--3.6%
   4,000     Aspect Development, Inc.(a)
115,500
   4,600     Cadence Design Systems, Inc.(a)
147,200
     650     Citrix Systems, Inc.(a)
58,906
  10,300     Compaq Computer Corp.
490,538
   2,700     Dell Computer Corp.(a)
270,000
   5,000     Hewlett-Packard Co.
391,875
   1,200     International Business Machines Corp.
219,900
   2,800     Microsoft Corp.(a)
490,000
     925     Neomagic Corp.(a)                       $
13,008
   6,800     Oracle Systems Corp.(a)
376,550
   5,900     Seagate Technology, Inc.(a)
240,056
     200     Sun Microsystems, Inc.
15,750
                                                     -------
---

2,829,283
------------------------------------------------------------
Consumer Products--0.6%
   3,900     Avon Products, Inc.
144,056
     550     Fossil, Inc.(a)
16,311
     900     Hitachi Ltd. ADR
64,463
   1,675     Mikasa, Inc.
19,053
   4,800     Tandy Corp.
259,200
                                                     -------
---

503,083
------------------------------------------------------------
Distribution/ Wholesalers--0.2%
   7,000     Brightpoint, Inc.(a)
122,500
     375     Ingram Micro, Inc.(a)
11,367
                                                     -------
---

133,867
------------------------------------------------------------
Diversified Manufacturing--0.5%
     525     Crane Co.
14,273
   1,200     Cuno, Inc.
16,800
   3,500     General Electric Co.
367,063
     825     SPS Technologies, Inc.(a)
40,580
                                                     -------
---

438,716
------------------------------------------------------------
Electronic Components--1.2%
   3,100     AMP, Inc.
163,137
   4,500     Arrow Electronics, Inc.(a)
74,250
   1,700     Avnet, Inc.
76,394
   1,675     CHS Electronics, Inc.(a)
25,020
     600     CTS Corp.
28,538
   7,000     Gentex Corp.(a)
160,125
     450     Idacorp, Inc.
14,794
     450     Innovex, Inc.
8,606
     625     Pittway Corp.
17,539
   2,000     Sanmina Corp.
132,500
   2,800     Texas Instruments, Inc.
276,850
                                                     -------
---

977,753

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL
CONSERVATIVE GROWTH FUND
------------------------------------------------------------

Shares        Description                          Value
(Note 1)
     -------------------------------------------------------
-----
Fertilizer--0.1%
     875     Potash Corp. of Saskatchewan Inc.       $
52,938
------------------------------------------------------------
Financial Services--2.9%
     600     American Express Co.
61,725
     450     Arthur J. Gallagher & Co.
22,500
   4,700     Associates First Capital Corp.
190,644
     475     Chittenden Corp.
13,478
   9,500     Citigroup, Inc.
532,594
     175     Dain Rauscher Corp.
5,403
   1,350     Downey Financial Corp.
29,784
   1,500     Eaton Vance Corp.
30,937
   2,850     Financial Security Holdings, Ltd.
156,572
     500     Morgan (J.P.) & Co., Inc.
52,750
   1,000     Lehman Brothers Holdings, Inc.
54,687
  10,000     MBNA Corp.
279,375
   7,500     Morgan Stanley Dean Witter
                Discover & Co.
651,094
   2,700     Resource Bancshares Mortgage Group,
                Inc.
40,162
   2,850     Schwab Charles Corp.
200,391
     700     Webster Financial Corp.
20,913
                                                     -------
---

2,343,009
------------------------------------------------------------
Food & Beverage--0.1%
     200     Adolph Coors Co.
12,813
     525     Corn Products International, Inc.
13,945
     600     J & J Snack Foods Corp.(a)
14,550
     350     Richfood Holdings, Inc.
8,116
   1,175     Riviana Foods, Inc.
26,731
     725     Universal Foods Corp.
16,312
                                                     -------
---

92,467
------------------------------------------------------------
Gas Distribution--0.2%
   1,500     Energen Corp.
25,594
   2,300     KeySpan Energy Corp.
62,244
     725     ONEOK, Inc.
21,206
   1,875     WICOR, Inc.
37,617
                                                     -------
---

146,661
Health Care--1.6%
  10,900     Columbia/HCA Healthcare Corp.           $
197,562
     550     Curative Health Services, Inc.
16,466
   9,200     Foundation Health Systems, Inc.
84,525
   1,754     Mckesson HBOC, Inc.
131,769
   1,500     PacifiCare Health Systems, Inc.(a)
106,125
   4,400     PAREXEL International Corp.(a)
114,400
     300     Safeskin Corp.(a)
7,012
     725     Serologicals Corp.(a)
19,122
   9,600     Tenet Healthcare Corp.(a)
199,200
   1,700     United Healthcare Corp.
76,075
   3,900     Wellpoint Health Networks, Inc.(a)
291,769
                                                     -------
---

1,244,025
------------------------------------------------------------
Home Furnishings--0.3%
   3,900     Ethan Allen Interiors, Inc.
186,225
     975     Furniture Brands International,
                Inc.(a)
22,913
                                                     -------
---

209,138
------------------------------------------------------------
Hotels--0.3%
   6,600     Hilton Hotels Corp.
95,287
   6,600     Park Place Entertainment Corp.(a)
44,963
   3,400     Promus Hotel Corp.(a)
101,575
                                                     -------
---

241,825
------------------------------------------------------------
Human Resources--0.2%
   7,800     RemedyTemp, Inc.(a)
142,350
------------------------------------------------------------
Insurance--2.6%
   5,300     ACE, Ltd.
148,400
   1,000     American Financial Group, Inc.
36,250
     800     American General Corp.
57,050
   2,500     American International Group, Inc.
257,344
     600     Amerin Corp.(a)
13,950
     925     Capital Re Corp.
16,823
   3,900     Chubb Corp.
229,125
     715     Fidelity National Financial, Inc.
19,037
     600     First American Financial Corp.
18,338

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL
CONSERVATIVE GROWTH FUND
------------------------------------------------------------

Shares        Description                          Value
(Note 1)
     -------------------------------------------------------
-----
Insurance (cont'd.)
   1,050     Harleysville Group, Inc.                $
22,181
     413     Medical Assurance, Inc.(a)
12,581
   4,000     Mutual Risk Management, Ltd.
147,000
   6,000     Old Republic International Corp.
117,375
     450     Orion Capital Corp.
16,031
     475     Partnerre Ltd.
21,523
   1,425     Presidential Life Corp.
26,541
     235     Priority Healthcare Corp.
9,143
   1,075     Protective Life Corp.
37,155
   2,300     Provident Companies, Inc.
98,613
   1,900     Reinsurance Group of America, Inc.
127,894
   5,600     SAFECO Corp.
217,700
   3,000     St. Paul Companies, Inc.
88,125
   2,800     The Equitable Companies, Inc.
195,300
   1,200     Tokio Marine & Fire Insurance Ltd.
                ADR
68,400
   1,100     UNUM Corp.
66,481
                                                     -------
---

2,068,360
------------------------------------------------------------
Machinery--0.2%
   1,175     IDEX Corp.
26,805
   1,025     JLG Industries, Inc.
16,144
   2,075     Lincoln Electric Holdings, Inc.(a)
43,834
     575     Milacron, Inc.
11,248
     525     Regal Beloit Corp.
12,075
     825     Terex Corp.(a)
20,316
                                                     -------
---

130,422
------------------------------------------------------------
Media--0.9%
  10,000     CBS Corp.(a)
340,000
   3,700     Clear Channel Communications, Inc.(a)
228,937
   4,700     Infinity Broadcasting Corp.(a)
130,131
   1,175     King World Productions, Inc.(a)
32,166
                                                     -------
---

731,234
------------------------------------------------------------
Metals--0.1%
     600     Cleveland-Cliffs, Inc.
24,525
     900     Commercial Metals Co.
22,162
     450     Kaydon Corp.
15,103
     725     RTI International Metals, Inc.
8,972
                                                     -------
---

70,762
Mining--0.2%
   7,200     Freeport-McMoRan Copper & Gold,
                Inc.(a)                              $
68,850
   5,900     Newmont Mining Corp.
104,356
                                                     -------
---

173,206
------------------------------------------------------------
Miscellaneous--0.2%
   3,125     D.R.Horton, Inc.
66,016
   1,000     EG&G Inc.
28,375
     725     Franklin Covey Co.
12,053
     775     Inacom Corp.(a)
10,123
     475     R & B Falcon Corp.
3,355
   1,375     Rouse Co.
32,484
     350     SEACOR Holdings, Inc.
15,575
     375     Tecumseh Products Co.
16,758
                                                     -------
---

184,739
------------------------------------------------------------
Office Equipment & Supplies--0.5%
   5,300     Harris Corp.
198,750
     625     Kimball International, Inc. Class 'B'
                Stock
11,016
   1,400     Xerox Corp.
173,600
                                                     -------
---

383,366
------------------------------------------------------------
Oil & Gas--1.0%
     600     Amerada Hess Corp.
28,500
   2,100     Atlantic Richfield Co.
120,487
   1,400     BOC Group, PLC, ADR
39,550
     975     Devon Energy Corp.
25,533
   4,300     Elf Aquitaine SA Corp. (France)
234,887
   2,050     Helmerich & Payne, Inc.
36,003
   5,900     Newfield Exploration Co.(a)
109,888
   2,300     Occidental Petroleum Corp.
34,644
   3,200     Oryx Energy Co.(a)
39,000
   2,075     Tesoro Petroleum Corp.
22,566
   1,500     Total SA, ADR
76,781
                                                     -------
---

767,839

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL
CONSERVATIVE GROWTH FUND
------------------------------------------------------------

Shares        Description                          Value
(Note 1)
     -------------------------------------------------------
-----
Paper & Packaging--1.4%
     725     Ball Corp.                              $
32,625
     525     Caraustar Industries, Inc.
14,831
   1,300     Fort James Corp.
46,638
   3,200     Georgia-Pacific Corp.
206,400
   2,200     Georgia-Pacific Corp. (Timber Group)
49,500
   3,400     International Paper Co.
134,512
   4,200     Mead Corp.
120,225
   1,500     Rayonier Inc.
66,000
     975     Rock-Tenn Co. (Class 'A' Stock)
17,550
   2,300     Temple-Inland, Inc.
131,244
   1,025     Universal Forest Products, Inc.
20,244
   2,700     Weyerhaeuser Co.
146,137
   4,600     Willamette Industries, Inc.
161,000
                                                     -------
---

1,146,906
------------------------------------------------------------
Pharmaceuticals--2.2%
     300     Alpharma, Inc.
10,388
   4,500     American Home Products Corp.
264,094
     525     Bindley Western Industry, Inc.
13,256
   2,100     Eli Lilly & Co.
196,744
     499     Medtronic, Inc.
39,742
   1,500     Merck & Co., Inc.
220,125
     525     Ocular Sciences, Inc.(a)
12,141
   1,800     Pfizer, Inc.
231,525
   2,500     Pharmacia & Upjohn, Inc.
143,750
     625     Roberts Pharmaceutical Corp.
12,187
   5,800     Schering-Plough Corp.
316,100
   1,150     Thermoquest Corp.(a)
12,937
   3,600     Warner-Lambert Co.
259,875
                                                     -------
---

1,732,864
------------------------------------------------------------
Photography--0.1%
   1,700     Eastman Kodak Co.
111,138
------------------------------------------------------------
Printing & Publishing--0.1%
     300     Consolidated Graphics, Inc.
21,750
     775     Hollinger International Inc.
10,172
     350     Valassis Communications, Inc.(a)
17,894
     600     World Color Press, Inc.(a)
14,775
                                                     -------
---

64,591
Real Estate Investment Trusts--0.2%
   1,425     Franchise Finance Corp. of America      $
32,775
   3,500     Glenborough Realty Trust, Inc.
61,469
   5,500     MeriStar Hospitality Corp.
105,875
                                                     -------
---

200,119
------------------------------------------------------------
Restaurants--0.8%
   4,500     CKE Restaurants, Inc.
106,875
  14,900     Darden Restaurants, Inc.
279,375
     300     IHOP Corp.
12,900
   2,700     McDonald's Corp.
212,794
   4,275     Ryan's Family Steak Houses, Inc.(a)
59,048
                                                     -------
---

670,992
------------------------------------------------------------
Retail--2.6%
     300     BJ's Wholesale Club, Inc.(a)
13,350
     625     Buckle, Inc.
16,719
     475     Department 56, Inc.
15,022
   6,500     Dillards, Inc. (Class 'A' Stock)
161,281
   3,450     Gap, Inc.
221,447
   5,600     Home Depot, Inc.
338,100
   9,600     IKON Office Solutions, Inc.
153,600
  12,500     Kmart Corp.(a)
219,531
   4,000     Kohl's Corp.(a)
271,000
   3,800     Pep Boys - Manny, Moe & Jack
59,850
   2,500     Rite Aid Corp.
122,812
   1,100     Ross Stores, Inc.
43,450
   1,300     Sears, Roebuck & Co.
52,163
   6,000     Staples, Inc.(a)
171,750
   4,500     Toys 'R' Us, Inc.(a)
67,500
   1,200     Wal-Mart Stores, Inc.
103,200
     725     Zale Corp.(a)
23,789
                                                     -------
---

2,054,564

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL
CONSERVATIVE GROWTH FUND
------------------------------------------------------------

Shares        Description                          Value
(Note 1)
     -------------------------------------------------------
-----
Semiconductors--1.1%
   3,300     Applied Materials, Inc.(a)              $
208,519
   1,800     Etec Systems, Inc.(a)
96,637
   2,200     Intel Corp.
310,062
   2,900     KLA Instruments Corp.(a)
167,475
   4,600     National Semiconductor Corp.
59,513
                                                     -------
---

842,206
------------------------------------------------------------
Software--1.3%
   5,000     Cambridge Technology Partners,
                Inc.(a)
148,125
     875     Check Point Software Technology
                Ltd.(a)
42,438
     650     Dialogic Corp.(a)
16,575
   2,200     Documentum, Inc.(a)
51,287
   5,200     HNC Software, Inc.(a)
150,150
   4,500     I2 Technologies, Inc.(a)
156,937
   1,700     Intuit, Inc.(a)
154,700
   4,300     Rational Software Corp.
142,169
   2,000     VERITAS Software Corp.
167,250
                                                     -------
---

1,029,631
------------------------------------------------------------
Steel - Producers--0.1%
   3,225     AK Steel Holding Corp.
67,120
------------------------------------------------------------
Telecommunications--2.4%
   2,300     AirTouch Communications, Inc.(a)
222,094
   2,100     ALLTEL Corp.
135,581
  12,500     Aspect Telecommunications Corp.(a)
112,500
   1,700     AT&T Corp.
154,275
   4,500     Excel Switching Corp.
124,594
   7,500     MCI WorldCom, Inc.(a)
598,125
  10,500     Natural Microsystems Corp.(a)
71,531
   1,300     Nokia Corp. ADR (Sweden)(a)
187,200
   2,800     Pacific Gateway Exchange, Inc.(a)
92,750
     200     Plantronics, Inc.
16,138
   3,000     Qwest Communications International,
                Inc.(a)
179,812
     725     Tekelec, Inc.
14,500
                                                     -------
---

1,909,100
Tobacco--0.9%
   3,400     Loews Corp.                             $
286,238
   3,900     Philip Morris Co., Inc.
183,300
   7,000     RJR Nabisco Holdings Corp.
189,000
   1,175     Universal Corp.
35,617
                                                     -------
---

694,155
------------------------------------------------------------
Trucking & Shipping--0.2%
   6,000     Air Express International Corp.
113,250
     775     US Freightways Corp.
27,028
                                                     -------
---

140,278
------------------------------------------------------------
Utilities--0.7%
   1,050     Atmos Energy Corp.
31,303
   1,050     BEC Energy Corp.
40,162
   2,000     California Water Service Group
52,125
   1,375     Calpine Corp.(a)
50,875
     550     Cleco Corp.
17,325
     825     Conectiv, Inc.
18,563
   1,200     GPU, Inc.(a)
51,150
   2,000     Houston Industries, Inc.
60,750
   1,450     Public Service Company of New Mexico
27,278
     275     Rochester Gas & Electric Corp.
7,906
     600     TNP Enterprises, Inc.
21,338
   2,000     Unicom Corp.
71,250
   2,475     Washington Gas Light Co.
59,400
     600     WPS Resources Corp.
19,650
                                                     -------
---

529,075
------------------------------------------------------------
Waste Management--0.1%
   2,000     Waste Management, Inc.
99,875
                                                     -------
---
             Total common stocks
                (cost $28,273,636)
31,053,257
                                                     -------
---

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL
CONSERVATIVE GROWTH FUND
------------------------------------------------------------

              Principal
Moody's       Amount
Rating        (000)       Description
Value (Note 1)
------------------------------------------------------------
CORPORATE BONDS--22.6%
------------------------------------------------------------
Airlines--0.6%
Ba2            $   500    Continental Airlines Inc.,
                           Sr. Notes,
                           8.00%, 12/15/05              $
491,915
------------------------------------------------------------
Audio/Visual--0.6%
Ba2                500    Imax Corp.,
                           Sr. Notes,
                           7.875%, 12/1/05
501,875
------------------------------------------------------------
Automotive Parts--0.7%
B3                 500    Hayes Wheels Int'l., Inc.,
                           Sr. Sub. Notes,
                           9.125%, 7/15/07
525,000
------------------------------------------------------------
Building Products--0.6%
Ba3                500    Building Materials Corp. of
                           America,
                           Sr. Notes,
                           8.00%, 12/1/08
501,250
------------------------------------------------------------
Cable--4.0%
B1                 500    Adelphia Communications
                           Corp.
                           Sr. Notes,
                           7.75%, 1/15/09
506,250
B3                 500    Avalon Cable, Inc.
                           Sr. Sub. Notes,
                           9.375%, 12/1/08
525,625
Baa3             2,100    TCI Communications, Inc.
                           Medium Term Notes,
                           6.46%, 3/6/00
2,128,077
                                                        ----
--------

3,159,952
------------------------------------------------------------
Casinos--0.6%
Ba2                500    Harrahs Operating Inc.,
                           Gtd. Sr. Sub. Notes,
                           7.875%, 12/15/05
505,000
Cinema--0.3%
B2             $   250    Carmike Cinemas, Inc.
                           Sr. Sub. Notes,
                           9.375%, 2/1/09               $
250,000
------------------------------------------------------------
Coal--0.7%
Ba3                500    P & L Coal Holdings Corp.,
                           Sr. Notes,
                           8.875%, 5/15/08
516,875
------------------------------------------------------------
Communications--0.2%
B2                 150    Bresnan Communications Group
                           Sr. Notes,
                           8.00%, 2/1/09
153,000
------------------------------------------------------------
Data Processing & Reproduction--0.6%
B2                 500    Integrated Health Svcs.,
                           Inc.,
                           Sr. Sub. Notes, Ser. A
                           9.25%, 1/15/08
470,000
------------------------------------------------------------
Fertilizer--0.1%
B2                  60    Scotts Company,
                           Sr. Sub. Notes,
                           8.625%, 1/15/09
61,950
------------------------------------------------------------
Financial Services--0.6%
Aa3                500    Morgan Stanley Group Inc.,
                           Global Notes,
                           5.625%, 1/20/04
497,685
------------------------------------------------------------
Industrials--1.0%
B2                 500    Purina Mills, Inc.,
                           Sr. Sub. Notes,
                           9.00%, 3/15/10
490,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL
CONSERVATIVE GROWTH FUND
------------------------------------------------------------

              Principal
Moody's       Amount
Rating        (000)       Description
Value (Note 1)
------------------------------------------------------------
Industrials (cont'd.)
B3             $   500    United Int'l. Holdings,
                           Inc.,
                           Sr. Disc. Notes,
                           Zero Coupon (until 2/15/03)
                           10.75%, 2/15/08              $
330,625
                                                        ----
--------

820,625
------------------------------------------------------------
Manufacturing--0.7%
B1                 500    Westinghouse Air Brake Co.,
                           Sr. Notes,
                           9.375%, 6/15/05
520,000
------------------------------------------------------------
Media--1.7%
B2                 500    Ackerly Group, Inc.,
                           Sr. Sub. Notes,
                           9.00%, 1/15/09
520,000
Baa3               200    Seagram Joseph E & Sons,
                           Inc.,
                           Sr. Notes,
                           6.25%, 12/15/01
200,944
Baa3               600    Time Warner, Inc., Ser.
                           97-1,
                           6.10%, 12/30/01
610,500
                                                        ----
--------

1,331,444
------------------------------------------------------------
Oil & Gas--1.5%
Ba2                500    Gulf Canada Resources Ltd.,
                           Sr. Sub. Deb.,
                           9.625%, 7/1/05
510,000
Ba2                750    Petroleos Mexicanos,
                           Gtd. Notes, (Mexico)
                           9.375%, 12/2/08
712,500
                                                        ----
--------

1,222,500
------------------------------------------------------------
Paper & Packaging--1.3%
B1                 500    S.D. Warren Co.,
                           Sr. Sub. Notes,
                           12.00%, 12/15/04
542,500
B3             $   500    Stone Container Corp.,
                           Sr. Sub. Deb.,
                           12.75%, 4/1/02               $
505,000
                                                        ----
--------

1,047,500
------------------------------------------------------------
Printing & Publishing--1.0%
B1                 500    Mail Well I Corp.,
                           Sr. Sub. Notes,
                           8.75%, 12/15/08
512,500
B3                 250    Transwestern Publishing Co.,
                           L.P.
                           Sr. Sub. Notes,
                           9.625%, 11/15/07
261,562
                                                        ----
--------

774,062
------------------------------------------------------------
Real Estate--0.6%
Ba2                500    HMH Properties, Inc.,
                           Sr. Notes,
                           8.45%, 12/1/08
500,000
------------------------------------------------------------
Restaurants--1.6%
B2                 250    Advantica Restaurant Group,
                           Inc.,
                           Sr. Notes,
                           11.25%, 1/15/08
257,500
B2                 500    Carrols Corp.,
                           Sr. Sub. Notes,
                           9.50%, 12/1/08
506,250
Ba1                500    Felcor Suites LP,
                           Gtd. Sr. Notes,
                           7.375%, 10/1/04
478,750
                                                        ----
--------

1,242,500
------------------------------------------------------------
Schools--0.2%
B3                 150    Kindercare Learning Center,
                           Inc.,
                           Sr. Sub. Notes,
                           9.50%, 2/15/09
150,000
------------------------------------------------------------
Steel--0.7%
B2                 500    UCAR Global Enterprises,
                           Inc.,
                           Sr. Sub. Notes,
                           12.00%, 1/15/05
525,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL
CONSERVATIVE GROWTH FUND
------------------------------------------------------------

              Principal
Moody's       Amount
Rating        (000)       Description
Value (Note 1)
------------------------------------------------------------
Telecommunications--1.1%
B2             $   300    Intermedia Communications,
                           Inc.,
                           Sr. Notes,
                           8.60%, 6/1/08                $
288,000
B3                 300    Level 3 Communications,
                           Inc.,
                           Sr. Disc. Notes,
                           Zero Coupon (until 12/1/03)
                           10.50%, 12/1/08
177,000
B1                 500    Telewest PLC,
                           Sr. Disc. Deb.,
                           Zero Coupon (until 10/1/00)
                           11.00%, 10/1/07
                           (United Kingdom)
442,500
                                                        ----
--------

907,500
------------------------------------------------------------
Utilities--.9%
Ba2                200    Calpine Corp.
                           Sr. Notes,
                           7.875%, 4/1/08
202,000
                          CMS Energy Corp.
                           Sr. Notes,
Ba3                 75    6.75%, 1/15/04
75,000
Ba3                250    7.50%, 1/15/09
257,500
Ba2                200    Niagara Mohawk Power Corp.,
                           Sr. Notes, Series C
                           7.125%, 7/1/01
203,162
                                                        ----
--------

737,662
------------------------------------------------------------
Waste Management--0.6%
Ba2                500    Allied Waste North America
                           Corp., Notes,
                           7.875%, 1/1/09
512,500
                                                        ----
--------
                          Total corporate bonds
                           (cost $18,617,203)
18,720,275
                                                        ----
--------
ASSET BACKED SECURITIES--1.0%
NR             $   800    TMA Mortgage Funding Trust,
                           Asset Backed Notes,
                           6.25%, 1/25/29               $
794,480
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--1.7%
Aaa                500    DLJ Mortgage Acceptance
                           Corp.
                           7.75%, 1/1/21
499,687
NR                 862    Residential Funding
                           Mortgage, Inc. Series 1997
                           S-19,
                           Class A-3
                           6.50%, 12/25/12
874,017
                                                        ----
--------
                          Total collateralized
                           mortgage obligations
                           (cost $1,368,492)
1,373,704
                                                        ----
--------
------------------------------------------------------------
U.S. GOVERNMENT AGENCIES AND SECURITIES--21.7%
                   129    Government National Mortgage
                           Assn.,
                           6.625%, 9/20/22
131,540
                          United States Treasury
                           Bonds,
                 5,000    14.00%, 11/15/11
7,892,950
                 2,600    6.00%, 2/15/26
2,853,916
                          United States Treasury
                           Notes,
                 3,200    5.375%, 7/31/00
3,233,504
                 1,200    7.00%, 7/15/06
1,366,500
                 1,700    3.875%, 1/15/09
1,714,875
                                                        ----
--------
                          Total U.S. government
                           agencies and securities
                           (cost $17,183,026)
17,193,285
                                                        ----
--------
                          Total debt obligations
                           (cost $37,168,721)
37,287,264
                                                        ----
--------
                          Total long-term investments
                           (cost $65,442,357)
68,340,521
                                                        ----
--------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL
CONSERVATIVE GROWTH FUND
------------------------------------------------------------

              Principal
Moody's       Amount
Rating        (000)       Description
Value (Note 1)
------------------------------------------------------------
SHORT-TERM INVESTMENTS--23.2%
Commercial Paper--4.8%
P-1            $ 1,000    American Information
                          Technologies Corp.,
                          4.76%, 3/5/99                 $
995,769
P-1                800    Du Pont (E. I.) De Nemours &
                          Co., Inc.,
                          4.79%, 2/26/99
797,339
P-1              1,000    IBM Credit Corp.,
                          4.84%, 2/19/99
997,580
P-1              1,000    Shell Oil Company,
                          4.81%, 2/12/99
998,530
                                                        ----
--------

3,789,218
------------------------------------------------------------
Corporate Bonds--0.6%
Ba2                500    Cleveland Electric
                          Illuminating Co.,
                          Medium Term Notes,
                          9.30%, 7/26/99
508,097
------------------------------------------------------------
U.S. Goverment Agencies--10.2%
8,000                     Government National Mortgage
                          Assn.,
                          6.50%, 12/31/99
                          (cost $8,000,000)
8,082,500

              Principal
              Amount
              (000)       Description
Value (Note 1)
------------------------------------------------------------
REPURCHASE AGREEMENT--7.6%
               $ 6,024    Joint Repurchase Agreement
                          Account,
                          4.72%, 2/1/99 (Note 5)        $
6,024,000
                                                        ----
--------
                          Total short-term investments
                          (cost $18,318,791)
18,403,815
                                                        ----
--------
------------------------------------------------------------
Total Investments--109.3%
                          (cost $83,761,148; Note 4)
86,744,336
                          Liabilities in excess of
                          other
                          assets--(9.3%)
(7,392,127)
                                                        ----
--------
                          Net Assets--100%              $
79,352,209
                                                        ----
--------
                                                        ----
--------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
LP--Limited Partnership.
NR--Not Rated by Moody's or Standard & Poor's
The Fund's current Prospectus contains a description of
Moody's and Standard &
Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Statement of Assets and Liabilities        PRUDENTIAL
DIVERSIFIED FUNDS
(Unaudited)                                PRUDENTIAL
CONSERVATIVE GROWTH FUND
------------------------------------------------------------
--------------------

Assets
January 31, 1999
Investments, at value (cost
$83,761,148)................................................
 ..................        $ 86,744,336
Foreign currency, at value (cost
$42)........................................................
 .............                  41
Cash........................................................
 ..............................................
751,397
Receivable for investments
sold........................................................
 ...................           9,360,235
Receivable for Fund shares
sold........................................................
 ...................             708,396
Interest and dividends
receivable..................................................
 .......................             606,401
Deferred offering
costs.......................................................
 ............................              78,131
Forward currency contracts - net amount receivable from
counterparties....................................
2,349

----------------
   Total
assets......................................................
 .....................................          98,251,286

----------------
Liabilities
Payable for investments
purchased...................................................
 ......................          18,626,114
Accrued expenses and other
liabilities.................................................
 ...................             144,715
Payable for Fund shares
reacquired..................................................
 ......................              56,445
Management fee
payable.....................................................
 ...............................              48,795
Distribution fee
payable.....................................................
 .............................              20,625
Forward currency contracts - net amount payable to
counterparties.........................................
2,352
Withholding taxes
payable.....................................................
 ............................                  31

----------------
   Total
liabilities.................................................
 .....................................          18,899,077

----------------
Net
Assets......................................................
 ..........................................        $
79,352,209

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........        $      7,554
   Paid-in capital in excess of
par.........................................................
 ..............          75,719,899

----------------

75,727,453
   Undistributed net investment
income......................................................
 ..............             104,955
   Accumulated net realized gain on
investments.................................................
 ..........             536,618
   Net unrealized appreciation on investments and foreign
currencies......................................
2,983,183

----------------
Net assets, January 31,
1999........................................................
 ......................        $ 79,352,209

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($5,246,048 / 499,529 shares of beneficial interest
issued and outstanding).........................
$10.50
   Maximum sales charge (5% of offering
price)......................................................
 ......                 .55

----------------
   Maximum offering price to
public......................................................
 .................              $11.05

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($14,315,369 / 1,363,790 shares of beneficial interest
issued and outstanding)......................
$10.50

----------------

----------------
Class C:
   Net asset value and redemption price per share
      ($11,781,577 / 1,122,369 shares of beneficial interest
issued and outstanding)......................
$10.50
   Sales charge (1% of offering
price)......................................................
 ..............                 .11

----------------
   Offering price to
public......................................................
 .........................              $10.61

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($48,009,215 / 4,567,816 shares of beneficial interest
issued and outstanding)......................
$10.51

----------------

----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

PRUDENTIAL DIVERSIFIED FUNDS
PRUDENTIAL CONSERVATIVE GROWTH FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                          November 18,
1998(a)
                                                Through
Net Investment Income                       January 31, 1999
Income
   Interest............................        $  569,708
   Dividends (net of foreign
      withholding taxes of $31)........            54,973
                                              -----------
      Total income.....................           624,681
                                              -----------
Expenses
   Management fee......................           109,759
   Distribution fee--Class A...........             1,724
   Distribution fee--Class B...........            20,947
   Distribution fee--Class C...........            19,813
   Custodian's fees and expenses.......            55,000
   Reports to shareholders.............            20,000
   Amortization of offering cost.......            19,868
   Registration fees...................            19,000
   Audit fee and expenses..............            12,500
   Legal fees..........................             9,000
   Transfer agent's fees and
      expenses.........................             3,000
   Trustees' fees and expenses.........             2,000
   Miscellaneous.......................             3,699
                                              -----------
      Total expenses...................           296,310
                                              -----------
Net investment income..................           328,371
                                              -----------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain on:
   Investment transactions.............           535,574
   Foreign currency transactions.......             1,044
                                              -----------
                                                  536,618
                                              -----------
Net unrealized appreciation
   (depreciation) on:
   Investments.........................         2,983,188
   Foreign currencies..................                (5)
                                              -----------
                                                2,983,183
                                              -----------
Net gain on investments................         3,519,801
                                              -----------
Net Increase in Net Assets
Resulting from Operations                      $3,848,172
                                              -----------
                                              -----------

---------------
(a) Commencement of investment operations.

PRUDENTIAL DIVERSIFIED FUNDS
PRUDENTIAL CONSERVATIVE GROWTH FUND
Statement of Changes in Net Assets (Unaudited)

                                             November 18,
1998(a)
Increase (Decrease) In                             Through
Net Assets                                     January 31,
1999
Operations
   Net investment income...................      $
328,371
   Net realized gain on investment and
      foreign currency transactions........
536,618
   Net unrealized appreciation of
      investments and foreign currencies...
2,983,183
                                             ---------------
-----
   Net increase in net assets resulting
      from operations......................
3,848,172
                                             ---------------
-----
Dividends from net investment income (Note 1)
      Class A..............................
(12,004)
      Class B..............................
(25,001)
      Class C..............................
(23,526)
      Class Z..............................
(162,885)
                                             ---------------
-----

(223,416)
                                             ---------------
-----
Fund share transactions (net of share
   conversions) (Note 6)
   Net proceeds from shares sold...........
78,815,675
   Net asset value of shares issued in
      reinvestment of dividends............
219,247
   Cost of shares reacquired...............
(3,337,469)
                                             ---------------
-----
   Net increase in net assets from Fund
      share transactions...................
75,697,453
                                             ---------------
-----
Total increase.............................
79,322,209
Net Assets
Beginning of period........................
30,000
                                             ---------------
-----
End of period(b)...........................      $
79,352,209
                                             ---------------
-----
                                             ---------------
-----
---------------
   (a) Commencement of investment
   operations.
   (b) Includes undistributed net
   investment
      income of............................      $
104,955
                                             ---------------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

                                           PRUDENTIAL
DIVERSIFIED FUNDS
Notes to Financial Statements
(Unaudited)                                PRUDENTIAL
CONSERVATIVE GROWTH FUND
------------------------------------------------------------
--------------------
Prudential Diversified Funds (the 'Trust') is registered
under the Investment
Company Act of 1940, as an open-end, diversified management
investment company
presently consisting of three Portfolios: Prudential
Diversified Conservative
Growth Fund (the 'Fund'), Prudential Diversified Moderate
Growth Fund and
Prudential Diversified High Growth Fund. The Trust was
organized as a business
trust in Delaware on October 24, 1997. The Fund had no
significant operations
other than the issuance of 750 shares each of Class A, Class
B, Class C and
Class Z shares of beneficial interest for $30,000 on
September 2, 1998 to
Prudential Investments Fund Management LLC ('PIFM'). The
Fund commenced
investment operations on November 18, 1998.
The investment objective of the Fund is to seek to provide
current income and a
reasonable level of capital appreciation. The Fund seeks to
achieve its
investment objective by investing in a diversified portfolio of debt obligations
and equity securities. The ability of the issuers of the
debt securities held by
the Fund to meet their obligations may be affected by
economic developments in a
specific industry or country.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund and the Series in the preparation of its financial
statements.
Securities Valuation: Securities for which the primary
market is on an exchange
and NASDAQ National Market Securities are valued at the last sales price on such
exchange on the day of valuation, or, if there was no sale
on such day, at the
mean between the last bid and asked prices on such day or at the bid price on
such day in the absence of an asked price. Securities that
are actively traded
in the over-the-counter market, including listed securities
for which the
primary market is believed by the Manager, in consultation
with the subadvisor,
to be over-the-counter, are valued by an independent pricing agent or principal
market maker. U.S. Government securities for which market
quotations are
available shall be valued at a price provided by an
independent pricing agent or
broker-dealer. Privately placed securities including equity
securities for which
market prices may be obtained from primary dealers shall be
valued at the bid
prices provided by such primary dealers. Securities for
which market quotations
are not readily available, may be valued using the last
available market
quotation for a period not to exceed five days, provided the
Manager and
Subadvisor feel this is representative of market value,
afterwards, such
securities are valued in good faith under procedures adopted by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian or
designated
subcustodians, as the case may be under triparty repurchase
agreements, take
possession of the underlying securities, the value of which
exceeds the
principal amount of the repurchase transaction including
accrued interest. If
the seller defaults and the value of the collateral declines or if bankruptcy
proceedings are commenced with respect to the seller of the
security,
realization of the collateral by the Fund may be delayed or
limited.
All securities are valued as of 4:15 p.m., New York time. Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities - at the
closing daily rates of exchange.
(ii) purchases and sales of investment securities, income
and expenses - at the
rate of exchange prevailing on the respective dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the fiscal period, the
Fund does not isolate
that portion of the results of operations arising as a
result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of securities held at the end of the period.
Similarly, the Fund does not
isolate the effect of changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of long-term
portfolio securities sold
during the period. Accordingly, these realized foreign
currency gains (losses)
are included in the reported net realized gains (losses) on
investment
transactions.
Net realized gains on foreign currency transactions
represent net foreign
exchange gains or losses from holdings of foreign
currencies, currency gains or
losses realized between the trade and settlement dates on
security transactions,
and the difference between the amounts of dividends,
interest and foreign taxes
recorded on the Fund's books and the U.S. dollar equivalent
amounts actually
received or paid. Net unrealized currency gains or losses
from valuing foreign
currency denominated assets and liabilities (other than
investments) at fiscal
period end exchange rates are
------------------------------------------------------------
--------------------
                                       16

                                         PRUDENTIAL
DIVERSIFIED FUNDS
Notes to Financial Statements
(Unaudited)                              PRUDENTIAL
CONSERVATIVE GROWTH FUND
------------------------------------------------------------
--------------------
reflected as a component of net unrealized appreciation on
investments and
foreign currencies.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a result of,
among other factors, the possibility of political and
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
Forward Currency Contracts: A forward currency contract is a commitment to
purchase or sell a foreign currency at a future date at a
negotiated forward
rate. The Fund enters into forward currency contracts in
order to hedge its
exposure to changes in foreign currency exchange rates on
its foreign portfolio
holdings or on specific receivables and payables denominated in a foreign
currency. The contracts are valued daily at current exchange rates any
unrealized gain or loss is included in net unrealized
appreciation or
depreciation on investments. Gain or loss is realized on the settlement date of
the contract equal to the difference between the settlement
value of the
original and renegotiated forward contracts. This gain or
loss, if any, is
included in net realized gain (loss) on foreign currency
transactions. Risks may
arise upon entering into these contracts from the potential
inability of the
counterparties to meet the terms of their contracts. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses from
investment and
currency transactions are calculated on the identified cost
basis. Dividend
income is recorded on the ex-dividend date; interest income
is recorded on the
accrual basis. Expenses are recorded on the accrual basis
which may require the
use of certain estimates by management.
Net investment income (loss), other than distribution fees,
and unrealized and
realized gains or losses are allocated daily to each class
of shares based upon
the relative proportion of net assets of each class at the
beginning of the day.
Dividends and Distributions: The Fund expects to pay
dividends of net investment
income quarterly, and distributions of net realized capital
and currency gains,
if any, annually. Dividends and distributions are recorded
on the ex-dividend
date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Taxes: For federal income tax purposes, each Fund in the
Trust is treated as a
separate taxpaying entity. It is the intent of the Fund to
meet the requirements
of the Internal Revenue Code applicable to regulated
investment companies and to
distribute all of its taxable income to shareholders.
Therefore, no federal
income tax provision is required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Fund's understanding of the applicable country's tax
rules and rates.
Deferred Offering Cost: The Fund incurred approximately
$98,000 in connection
with the initial offering of the Fund. Offering costs are
being amortized over a
period of 12 months ending November 1999.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM manages the investment operations of the Fund, administers the Fund's affairs and supervises the subadviser's performance of all investment advisory services.
PIFM pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the Fund. PIFM, in turn, pays each adviser a fee, computed daily and paid monthly, equal to the annual rate specified below based on the average daily net assets of the Fund segments they manage.

                                          Fee Paid By PIFM
           Advisers                          to Advisers
------------------------------    --------------------------
-------
Jennison Associates LLC           .30% with respect to the
first
                                  $300 million; .25% for
amounts
                                  in excess of $300 million
The Prudential Investment         N/A1
  Corporation
Pacific Investment Management     .25%
  Company
Franklin Advisers, Inc.           .50%
The Dreyfus Corporation           .45%
1Under the Advisory Agreement between PIFM and PIC. PIC is
 reimbursed by PIFM for its reasonable costs and expenses.

The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS') which acts as the distributor of the
Class A, Class B,
Class C and Class Z shares of the Fund. The Fund compensates
PIMS for
distributing and servicing the Fund's Class A, Class B and
------------------------------------------------------------
--------------------
                                       17

                                    PRUDENTIAL DIVERSIFIED
FUNDS
Notes to Financial Statements
(Unaudited)                         PRUDENTIAL CONSERVATIVE
GROWTH FUND
------------------------------------------------------------
--------------------
Class C shares, pursuant to plans of distribution, (the
'Class A, B and C
plans'), regardless of expenses actually incurred by PIMS.
The distribution fees
are accrued daily and payable monthly. No distribution or
service fees are paid
to PIMS as distributor for Class Z shares of the Fund. Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1% of
the average daily net
assets of the Class A, B and C shares respectively, for the
period ended January
31, 1999.
PIMS has advised the Fund that it has received approximately
$49,600 in
front-end sales charges resulting from sales of Class A and
Class C shares
during the period ended January 31, 1999.
PIMS has advised the Fund that for the period ended January
31, 1999, it has
received approximately $200 and $100 in contingent deferred
sales charges
imposed upon certain redemptions by Class B and Class C
shareholders,
respectively.
PIMS, PIC and PIFM are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
The Trust, along with other affiliated registered investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
with an unaffiliated
lender. The maximum commitment under the Agreement is
$200,000,000. Interest on
any such borrowings outstanding will be at market rates. The purpose of the
Agreement is to serve as an alternative source of funding
for capital share
redemptions. The Fund did not borrow any amounts pursuant to the Agreement
during the period ended January 31, 1999. The Funds pay a
commitment fee at an
annual rate of .055 of 1% on the unused portion of the
credit facility. The
commitment fee is accrued and paid quarterly on a pro rata
basis by the Funds.
The Agreement expired on February 28, 1999 and has been
extended through March
12, 1999 under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Trust's transfer agent. During the period ended January 31, 1999, the Fund incurred fees of approximately $2,900 for the services of PMFS. As of
January 31, 1999 approximately $1,700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the period ended January 31, 1999 were $100,684,530 and $27,247,659, respectively.
At January 31, 1999, the Fund had an outstanding forward currency contract to purchase foreign currency as follows:

                                       Value at
         Foreign Currency           Settlement Date
Current
        Purchase Contracts              Payable        Value
Depreciation
----------------------------------  ---------------   ------
-   ---------------
Pound-Sterling,
 expiring 3/31/99.................      $ 2,353       $2,349
$  (4)
                                          -----       ------
-          ---
                                          -----       ------
-          ---

The United States federal income tax basis of the Funds'
investments as of
January 31, 1999 was substantially the same as for financial reporting purposes
and accordingly, net unrealized appreciation on investments
for federal income
tax purposes was $2,983,188 (gross unrealized appreciation--
$4,467,785, gross
unrealized depreciation--$1,481,597).
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of
January 31, 1999, the Fund
had a 0.8% undivided interest in the repurchase agreements
in the joint account.
The undivided interest for the Fund represents $6,024,000 in principal amount.
As of such date, each repurchase agreement in the joint
account and the
collateral therefore were as follows:
Bear, Stearns & Co. Inc., 4.75%, in the principal amount of
$200,000,000
repurchase price $200,079,167, due 2/1/99. The value of the
collateral including
accrued interest was $206,615,704.
J.P. Morgan Inc., 4.72%, in the principal amount of
$200,000,000, repurchase
price $200,078,667, due 2/1/99. The value of the collateral
including accrued
interest was $204,000,313.
Salomon Smith Barney Inc., 4.73%, in the principal amount of
$200,000,000,
repurchase price $200,078,883, due 2/1/99. The value of the
collateral including
accrued interest was $204,209,880.
Warburg Dillon Read LLC, 4.62%, in the principal amount of
$80,255,000,
repurchase price of $80,285,898, due 2/1/99. The value of
the collateral
including accrued interest was $81,862,553.
------------------------------------------------------------
--------------------
                                       18

                                    PRUDENTIAL DIVERSIFIED
FUNDS
Notes to Financial Statements
(Unaudited)                         PRUDENTIAL CONSERVATIVE
GROWTH FUND
------------------------------------------------------------
--------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first
18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Of the
7,553,504 shares of beneficial interest issued and outstanding at January 31,
1999, Prudential owned 4,718,590.
The Fund has authorized an unlimited number of shares of beneficial interest at
$.001 par value.
Transactions in shares of beneficial interest were as follows:

Class A                               Shares          Amount
----------------------------------  -----------    ---------
----
November 18, 1998(a) through
  January 31, 1999:
Shares sold.......................      519,735    $
5,263,736
Shares issued in reinvestment of
  dividends.......................        1,147
11,758
Shares reacquired.................      (22,883)
(234,295)
                                    -----------    ---------
----
Net increase in shares outstanding
  before conversion...............      497,999
5,041,199
Shares issued upon conversion.....          780
7,855
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................      498,779    $
5,049,054
                                    -----------    ---------
----
                                    -----------    ---------
----
Class B                               Shares          Amount
----------------------------------  -----------    ---------
----
November 18, 1998(a) through
  January 31, 1999:
Shares sold.......................    1,398,105    $
14,148,535
Shares issued in reinvestment of
  dividends.......................        2,246
23,026
Shares reacquired.................      (36,531)
(373,767)
                                    -----------    ---------
----
Net increase in shares outstanding
  before conversion...............    1,363,820
13,797,794
Shares reacquired upon
  conversion......................         (780)
(7,855)
Net increase in shares
  outstanding.....................    1,363,040    $
13,789,939
                                    -----------    ---------
----
                                    -----------    ---------
----
Class C
----------------------------------
November 18, 1998(a) through
  January 31, 1999:
Shares sold.......................    1,141,888    $
11,494,804
Shares issued in reinvestment of
  dividends.......................        2,108
21,604
Shares reacquired.................      (22,377)
(229,008)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................    1,121,619    $
11,287,400
                                    -----------    ---------
----
                                    -----------    ---------
----
Class Z
----------------------------------
November 18, 1998(a) through
  January 31, 1999:
Shares sold.......................    4,790,679    $
47,908,600
Shares issued in reinvestment of
  dividends.......................       15,889
162,859
Shares reacquired.................     (239,502)
(2,500,399)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................    4,567,066    $
45,571,060
                                    -----------    ---------
----
                                    -----------    ---------
----

---------------
(a) Commencement of investment operations.
------------------------------------------------------------
--------------------
                                       19

                                         PRUDENTIAL
DIVERSIFIED FUNDS
Financial Highlights (Unaudited)         PRUDENTIAL
CONSERVATIVE GROWTH FUND
------------------------------------------------------------
--------------------

November 18, 1998(a) Through January 31,

1999

-------------------------------------------

Class A     Class B     Class C     Class Z

-------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period........................................    $10.00
$ 10.00     $ 10.00     $ 10.00

-------     -------     -------     -------
Income from investment operations:
Net investment
income......................................................
 .       .02          .02         .02         .02
Net realized and unrealized gain on investments and foreign
currencies......       .51          .50         .50
 .52

-------     -------     -------     -------
   Total from investment
operations.........................................
 .53          .52         .52         .54

-------     -------     -------     -------
Less distributions
Dividends from net investment
income........................................      (.03 )
(.02)       (.02)       (.03)

-------     -------     -------     -------
Net asset value, end of
period..............................................
$10.50      $ 10.50     $ 10.50     $ 10.51

-------     -------     -------     -------

-------     -------     -------     -------
TOTAL
RETURN(b)...................................................
 ..........      5.33 %       5.25%       5.25%       5.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).............................................    $5,246
$14,315     $11,782     $48,009
Average net assets
(000)....................................................
$2,718      $ 8,860     $ 9,015     $48,404
Ratios to average net assets:(c)
   Expenses, including distribution
fees....................................      1.98%
2.73%       2.73%       1.73%
   Expenses, excluding distribution
fees....................................      1.73%
1.73%       1.73%       1.73%
   Net investment
income....................................................
2.28%       1.53%       1.53%       2.53%
Portfolio turnover
rate.....................................................
40%         40%         40%         40%

---------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total return for periods of less than a
full year are not
    annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     20

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
David F. Connor, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Sub-Advisers
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Franklin Advisers, Inc.
777 Mariners Island Blvd.
San Mateo, CA 94404

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Pacific Investment Management Company
840 Newport Center Drive
Newport Beach, CA 92660

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
Raritan Plaza One
Edison, NJ 08837

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Ave., N.W.
Washington, DC 20036

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


74432F109
74432F208   MF186E6
74432F307
74432F406




Prudential
Diversified FundsSM

(ICON)

Prudential
Diversified
Moderate
Growth
Fund


SEMI
ANNUAL
REPORT
Jan. 31, 1999

(LOGO)

Prudential Diversified
Moderate Growth Fund

Performance At A Glance.
In the short time since the inception of the Prudential
Diversified
Moderate Growth Fund on November 18, 1998, the importance of diversification was very evident. Returns of two popular styles of stock investing -- value and growth -- diverged considerably over this period in the stocks of both large and small companies. Investors strongly preferred growth companies, particularly large familiar ones. Our performance was helped during this period by our growth stock holdings. We performed in line with the Lipper
Growth and Income Index, even though we hold about 35% of our assets in bonds, while most funds in the Index have little or no bond holdings.

Cumulative Total Returns1                         As of
1/31/99
                        Since                  Since
                     Inception2              Inception2
                (Without Sales Charge)   (With Sales Charge)
Class A                6.96%                   1.62%
Class B                6.79                    1.79
Class C                6.79                    4.72
Class Z                7.01                    7.01
Lipper Growth
& Income Fund Avg.3    6.24                     N/A

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. Since the Fund has been in existence less than one year, no average annual total returns are presented. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%,
3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, B, C, and Z, 11/18/98.

3 The Lipper Since Inception return is for all funds in each share class.

Investment
Advisers' Report

Prudential Investments Fund Management LLC

-John Van Belle, Ph.D.
-Stacie Mintz

Sub-Advisers
The Dreyfus Corporation
Franklin Advisers, Inc.
Jennison Associates LLC
Lazard Asset Management
Pacific Investment
   Management Company
The Prudential Investment
   Corporation

The Fund seeks to provide capital appreciation and a reasonable level of current income. It invests in a diversified portfolio of stocks and bonds. There can be no assurance that the Fund will achieve its investment objective.

Moderate Growth Fund Diversification Target
             (PIE CHART)


Diversification -- spreading your investments over many different securities -- is a basic principle of investing. It helps to reduce the overall risk of your portfolio. Moreover, when we rebalance our portfolio to restore the original weighting of different asset classes, the discipline forces us to sell high and buy low. Over time, this may improve your return.


What Is Diversification?

Diversification -- This is how diversification works: Mutual funds not only provide professional money management, they also allow a relatively small investment to be spread over many different securities. When you own a large number of different securities, the impact of any one on your return is reduced. In addition, if you diversify your investments among asset classes and investment styles -- between stocks and bonds, large-cap stocks and small-/mid-cap stocks, value and growth styles, and investment grade and high yield bonds -- it is less likely that all the securities you own will move in the same direction at one time. The Prudential Diversified Funds provide more of this buffering than a fund investing in only one asset class. We believe this will result in smoother returns over time.

Rebalancing -- The Diversified Moderate Growth Fund has a target balance of the various asset classes. As some perform better than others, the portfolio will drift from this original balance: the securities that rise most will become a larger proportion of the invested assets. We direct new investments to the asset classes that have fallen below their target ratio and, when necessary, sell appreciated securities to maintain the balance. This not only keeps your risk exposure from changing too much, but it may reduce the average cost of our investments and increase our average selling price over time.

Although an individual investor can diversify and rebalance, it would require a large investment to own the range of asset classes represented in the Prudential Diversified Moderate Growth Fund. Moreover, calculating the amounts to allocate to each kind of security in a rebalancing would be difficult.
Prudential Diversified Funds do it all for you.

Asset classes are classifications of investments.
The most basic distinction among securities is among stocks, bonds, and money market investments.
Stocks are shares of ownership in a firm. Owners share in the profits, after debts are paid, and share in the firm's appreciation in value.
Generally, the prices of stocks vary with investors' estimates of a firm's earning prospects, including the impact of broader economic conditions. Bonds are loans to a company, government, or agency. They carry a fixed interest rate or one that varies according to a rule that is specified in the bond. They have a maturity date at which they must be repaid. Generally, bond prices vary with current interest rates for new bonds and with changes in the debtor's prospects of repaying the loan.
Money market instruments are very short-term loans, 13 months or less. Bonds and money market instruments are called fixed-income securities.

The Economic Context.
At the time we opened the Prudential Diversified Funds in November
1998, global financial markets had been unsettled first by an economic recession in Asia and then by debt defaults in Russia and China. Both stock and bond prices had fallen sharply, except for United States Treasury bonds, which increased in price as investors tried to avoid any risk at all. In response to the turmoil, European central banks reduced interest rates to reassure investors about European economic growth and the U.S. Federal Reserve Bank made the dramatic move of reducing rates three times within a two-month period. (Lower interest rates are expected to stimulate economic activity.) Lower interest rates mean higher bond prices for older bonds because they provide a larger stream of interest payments. U.S. stock markets began to climb again in October, rebounding from their earlier fall. This was the setting for our initial investments in mid-November.

Early in 1999, it became clearer that the U.S. economy was growing rapidly, but concerns about Europe continued. Brazil devalued its currency -- raising the prices of all imported goods for Brazilians -- and slipped into a recession that threatened to spread to its Latin American trading partners. There were signs of economic stabilization in Asia. Japan's economy has been contracting, despite the Japanese government's announcements of steps to reform and revive its economy.

The Financial Markets.
Investors continued to feel insecure despite the market bounce, so stock market advances in the United States were focused on the very largest growth companies. A standard benchmark for U.S.
large-cap stocks is the S&P 500 Index. The S&P 500 rose
12% during our reporting period -- November 18, 1998 through the end of January 1999 -- while the stocks of smaller companies rose only 9% (measured by the Russell 2000 Small-Cap Index).

Growth & Value.
Growth-style stocks also were significantly favored over value stocks in all market-cap sectors. In the large caps, growth stocks returned 16%, while value stocks returned only 8%.
Among small caps, the difference was even more marked.

These differences were generally due to the strong performance of a few of the larger growth-style stocks, while most other stocks languished. The concentration


United States Treasury bonds are backed by the full faith and credit of the U.S. government, so investors view them as among the safest investments. Because of their safety, they generally carry a lower yield than corporate or foreign government bonds. When investors are more fearful, the demand for these safest of all securities increases and their price rises, while other bonds generally fall in value. A decline in value makes the bond's fixed interest payments amount to a higher yield on its purchase price.

A currency devaluation is a decline in purchasing power compared to currencies of other countries.
One way that can happen is if a country that has been maintaining some control over its exchange rate, such as Brazil, changes its policy. The result is a sharp increase in inflation for the Brazilian people and a loss of purchasing power. Moreover, Brazilian borrowers will find it much harder to raise enough cash in local currency to service debt denominated in foreign currencies.

Market capitalization -- shortened to "market cap" -- is what it would cost to buy all of a company's stock at the current market price. It is calculated by multiplying the price of a share of stock by the number of outstanding shares. Often it is spoken of as the value the market is putting on the entire company.
Although it is often used to represent the size of the company, market cap is strongly affected by the demand for the firm's stock and is not closely tied to other measures of size, such as number of employees, earnings, or book value.

                                         Continued...

The Financial Markets Cont'd


of performance was unusually tightly focused, a sign that investors were sticking to the most familiar companies.

International.
Over the same period, international stocks averaged a 6% return, as measured by the Morgan Stanley EAFE
(Europe, Australasia, and the Far East) Index. The advance came mostly in the three weeks ending January
8, 1999, with a great deal of market
volatility around it. The Pacific region was recovering from a steep plunge over the prior two years. Although the European return also was substantial for such a short period, it trailed the world average slightly. It also represented a sharp bounce from its more brief and shallow decline in the summer of 1998.

Bonds.
Bond returns generally were much more modest over this period -- one to two percentage points. It is worth mentioning that when stock markets around the world plunged in August 1998, bonds were an important stabilizing factor. Although they also fell, they fell much less than stocks. Similarly, when U.S. stock markets dropped in February 1999, after our reporting period ended, bonds again were a stabilizing factor.


Two popular stock investment styles are growth and value.
Growth managers look among the most rapidly growing companies for those with the best long-term prospects, while value managers look among neglected and inexpensive companies for those with the best earnings prospects or asset values for the dollar. Historically, at any given time one style has worked better than the other, but they alternate in periods of superior performance.

Our Performance.
The return on our bonds, both core fixed-income and high yield bonds, was modest compared with that on our stocks over our reporting period. Of the asset and style classes in our Fund, only the large-cap value stocks performed worse. Our target allocation of 35% bonds constrained our overall return, which nonetheless was close to our Lipper Growth and Income Fund Average benchmark. Although few of the other funds in that category hold bonds, the strong performance of our large-cap growth stocks compensated for our lower-return assets.

Portfolio managers who follow a disciplined approach are clearly focused on what they are looking for; we believe that they will generally perform better over the long term than less methodical investors. However, no one investment style is superior in all markets. Consequently, our stocks are divided into portions to be invested in a value and in a growth style. Our growth stocks were tightly focused on companies with above-average current and projected earnings growth. In a market that strongly favored that style, they performed even better than the growth-stock average by a substantial margin.
They had a focus on the technology and health-care sectors, which were market favorites. Our value stocks also were invested in a very disciplined manner, and they suffered more than most in an environment hostile to their style.
As we hoped, however, our winners were ahead of the average by a much greater margin than our value stocks trailed.
In all the other asset classes, our
holdings performed about in line with their benchmarks.

A Message to Our Shareholders
March 26, 1999

(PHOTO)

Dear Shareholder,

When I think about how Prudential's clients can benefit from their investments, one of my recent concerns is how misleading today's equity markets have become. Major index advances continue to be driven by the stocks of a handful of very large companies. These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value continues to grow between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, history shows that markets generally bring prices in line with earnings performance sooner or later.

Diversification Is Critical.

Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings when necessary to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL MODERATE
GROWTH FUND
------------------------------------------------------------

Shares       Description                          Value
(Note 1)
    --------------------------------------------------------
----
LONG-TERM INVESTMENTS--90.7%
COMMON STOCKS--61.7%
    --------------------------------------------------------
----
Advertising--0.3%
   7,000     Cambridge Technology Partners,
                Inc.(a)                              $
207,375
     325     Catalina Marketing Corp.(a)
21,694
                                                     -------
---

229,069
------------------------------------------------------------
Aerospace/Defense--0.7%
  27,800     British Aerospace PLC (United
                Kingdom)(a)
211,138
     400     Cordant Technologies, Inc.
12,700
   7,700     Loral Space & Communications, Inc.
169,400
   1,500     Raytheon Co. (Class 'A' Stock)
83,625
   1,400     Raytheon Co. (Class 'B' Stock)
78,313
                                                     -------
---

555,176
------------------------------------------------------------
Airlines--0.4%
   1,250     Alaska Air Group, Inc.(a)
62,969
   1,800     Continental Airlines, Inc.(a)
61,425
   8,500     Mesaba Holdings, Inc.(a)
170,000
                                                     -------
---

294,394
------------------------------------------------------------
Aluminum & Steel--0.5%
   4,875     AK Steel Holding Corp.
101,461
   2,100     Alcoa, Inc.
175,612
   2,900     Reliance Steel & Aluminum Co.
79,388
                                                     -------
---

356,461
------------------------------------------------------------
Apparel--0.5%
     450     American Eagle Outfitters, Inc.
30,769
   1,575     Kellwood Co.
43,706
   4,500     Tropical Sportswear Intl., Corp.(a)
152,438
  14,000     Wolverine World Wide, Inc.
154,875
                                                     -------
---

381,788
Audio/Visual--0.1%
   1,400     Sony Corp. (Japan)                      $
101,693
------------------------------------------------------------
Auto & Truck--1.2%
   1,425     Arvin Industries, Inc.
56,377
   1,300     Borg-Warner Automotive, Inc.
62,562
   1,210     Daimlerchrysler AG (Germany)
126,141
  67,800     Lucas Varity PLC (United Kingdom)
323,578
  16,000     Nissan Motor Co., Ltd.(a) (Japan)
57,767
     500     Safeskin Corp.
11,688
  11,000     Safety Kleen Corp.
166,375
   1,500     Varlen Corp.
36,000
   2,700     Volvo AB, Ser. B (Sweden)
73,540
                                                     -------
---

914,028
------------------------------------------------------------
Banking--4.3%
   1,750     BancorpSouth, Inc.
30,078
   5,700     Bank of New York Co., Inc.
202,350
     500     Bank United Corp. (Class 'A' Stock)
20,000
   4,400     BankAmerica Corp.
294,250
     675     Banknorth Group, Inc.
20,166
   1,740     Banque Nationale de Paris (France)
158,151
   8,600     Chase Manhattan Corp.
661,662
     775     City National Corp.
26,786
   3,100     Commercial Federal Corp.
70,913
   5,680     Corporacion Bancaria de Espana
                (Spain)
145,677
     425     CORUS Bankshares, Inc.
14,450
   1,825     Cullen/Frost Bankers, Inc.
94,786
   2,010     CVB Financial Corp.
38,944
     150     First Citizens BancShares, Inc.
                (Class 'A' Stock)
13,238
   8,500     Golden State Bancorp, Inc.(a)
158,844
   1,025     Harbor Florida Bancshares, Inc.
11,403
   3,200     HSBC Holdings PLC (Hong Kong)(a)
79,701

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL MODERATE
GROWTH FUND
------------------------------------------------------------

Shares        Description                          Value
(Note 1)
     -------------------------------------------------------
-----
Banking (cont'd.)
     600     ING Groep N.V. (Netherlands)            $
34,992
   2,075     MAF Bancorp, Inc.
50,319
   6,900     Merita PLC, Series A (Finland)
44,320
   7,400     National Westminster Bank PLC (United
                Kingdom)(a)
136,152
   6,700     Nordbanken Holding AB (Sweden)
46,373
   1,900     North Fork Bancorporation, Inc.
39,900
   3,275     Peoples Heritage Financial Group,
                Inc.
58,950
     625     Queens County Bancorp., Inc.
19,805
   1,100     Republic New York Corp.
40,288
   9,600     Sao Paolo Imi SpA (Italy)
156,612
   1,050     St. Paul Bancorp, Inc.
24,281
  19,000     Sumitomo Trust & Banking Co., Ltd.
                (Japan)
52,428
   2,520     Svenska Handelsbanken, Series A
                (Sweden)
100,129
   1,220     Unidanmark AS (Denmark)
101,637
  13,000     United Overseas Bank, Ltd.
                (Singapore)
77,623
   1,000     Washington Federal, Inc.
25,688
   4,100     Washington Mutual, Inc.
172,200
   1,825     Westamerica Bancorporation
64,217
  10,700     Westpac Banking Corp. (Australia)
74,074
                                                     -------
---

3,361,387
------------------------------------------------------------
Building & Construction--1.5%
   8,300     ABB AB, Ser. A (Sweden)
81,384
   2,300     American Standard Companies, Inc.(a)
79,062
   3,000     Centex Corp.
129,562
     870     Compagnie De Saint Gobain (France)
121,852
   4,800     D.R. Horton, Inc.
101,400
   2,900     Lone Star Industries, Inc.
106,575
   1,675     M.D.C. Holdings, Inc.
35,175
   4,425     Pulte Corp.
133,580
   1,275     Southdown, Inc.
70,842
   1,900     Thomas Industries, Inc.
34,913
   4,075     Toll Brothers, Inc.(a)
93,725
   2,575     U.S. Home Corp.(a)                      $
91,413
   4,275     Webb Delaware Corp.
111,150
                                                     -------
---

1,190,633
------------------------------------------------------------
Cable--0.2%
   5,000     Jones Intercable, Inc.(a)
180,000
------------------------------------------------------------
Chemicals--0.7%
   1,400     Dow Chemical Co.
123,287
   2,100     Eastman Chemical Co.
85,312
   2,550     Gencorp, Inc.
59,606
   3,100     Hoechst AG (Germany)
133,216
  10,500     Imperial Chemical Industries PLC
                (United Kingdom)
94,521
   1,300     Spartech Corp.
31,038
                                                     -------
---

526,980
------------------------------------------------------------
Computers--4.6%
   5,000     Aspect Development, Inc.(a)
144,375
   5,900     Cadence Design Systems, Inc.(a)
188,800
     925     Citrix Systems, Inc.(a)
83,828
  13,100     Compaq Computer Corp.
623,887
   3,500     Dell Computer Corp.(a)
350,000
   6,500     Hewlett-Packard Co.
509,437
   1,700     International Business Machines Corp.
311,525
   3,400     Microsoft Corp.(a)
595,000
   1,500     Neomagic Corp.(a)
21,094
   8,700     Oracle Systems Corp.(a)
481,762
     350     SCM Microsystems, Inc.
27,563
   7,400     Seagate Technology, Inc.(a)
301,088
                                                     -------
---

3,638,359

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL MODERATE
GROWTH FUND
------------------------------------------------------------

Shares        Description                          Value
(Note 1)
     -------------------------------------------------------
-----
Computer Services--3.0%
   6,000     3Com Corp.(a)                           $
282,000
   4,600     Affiliated Computer Services, Inc.(a)
221,950
   1,700     Ascend Communications, Inc.(a)
148,431
   4,400     Autodesk, Inc.
194,425
   4,900     Cisco Systems, Inc.(a)
546,656
     625     Computer Task Group, Inc.
16,367
   1,475     Hypercom Corp.
18,899
  11,300     Platinum Technology, Inc.(a)
149,725
   4,800     Symbol Technologies, Inc.
302,400
   9,000     Xylan Corp.(a)
182,250
                                                     -------
---

2,063,103
------------------------------------------------------------
Consumer Products--1.6%
   5,000     Avon Products, Inc.
184,688
     875     Fossil, Inc.
25,949
   1,200     Hitachi Ltd. ADR
85,950
   2,550     Mikasa, Inc.
29,007
   1,530     Siemens AG (Germany)
108,798
   6,300     Tandy Corp.
340,200
   3,600     Texas Instruments, Inc.
355,950
   8,600     Unilever PLC (United Kingdom)
85,272
                                                     -------
---

1,215,814
------------------------------------------------------------
Distribution/Wholesalers--0.2%
   9,000     Brightpoint, Inc.
157,500
     625     Ingram Micro, Inc.
18,945
                                                     -------
---

176,445
Diversified Manufacturing--0.8%
  29,200     BTR Siebe PLC (United Kingdom)          $
98,992
     800     Crane Co.
21,750
   1,500     CUNO, Inc.(a)
21,000
   4,500     General Electric Co.
471,937
   1,300     SPS Technologies, Inc.(a)
63,944
      40     Swatch Group (Switzerland)(a)
21,641
                                                     -------
---

699,264
------------------------------------------------------------
Diversified Operations--0.2%
   8,200     Granada Group PLC (United Kingdom)
146,485
------------------------------------------------------------
Electrical Utilities--0.6%
   1,600     BEC Energy
61,200
   2,150     Calpine Corp.
79,550
     875     Cleco Corp.
27,563
   1,275     Conectiv, Inc.
28,687
   4,020     Endesa SA (Spain)
111,923
   1,800     Public Service Company of New Mexico
33,863
     350     Rochester Gas & Electric Corp.
10,063
     900     TNP Enterprises, Inc.
32,006
     900     WPS Resources Corp.
29,475
                                                     -------
---

414,330
------------------------------------------------------------
Electronic Components--1.8%
   3,800     AMP, Inc.
199,975
   5,600     Arrow Electronics, Inc.(a)
92,400
   2,000     Avnet, Inc.
89,875
   2,575     CHS Electronics, Inc.(a)
38,464
     825     CTS Corp.
39,239
   6,140     Electrolux AB, Series B (Sweden)
95,226
   1,400     General Motors Corp., Class H
125,650
   8,400     Gentex Corp.(a)
192,150
     675     Idacorp, Inc.
22,191

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL MODERATE
GROWTH FUND
------------------------------------------------------------

Shares        Description                          Value
(Note 1)
     -------------------------------------------------------
-----
Electronic Components (cont'd.)
     600     Innovex, Inc.                           $
11,475
   6,000     Matsushita Electric Industrial Co.,
                Ltd. (Japan)
101,917
   2,000     Omron Corp. (Japan)
21,834
   1,000     Pittway Corp.
28,063
   1,390     Royal Philips Electronics N.V.
                (Netherlands)
101,134
   2,800     Sanmina Corp.
185,500
   1,725     Thermoquest Corp.
19,406
                                                     -------
---

1,364,499
------------------------------------------------------------
Fertilizer--0.1%
   1,125     Potash Corp. of Saskatchewan, Inc.
68,063
------------------------------------------------------------
Financial Services--4.0%
   1,000     Alcatel Alsthom (France)
116,641
     900     American Express Co.
92,587
     675     Arthur J. Gallagher & Co.
33,750
   5,700     Associates First Capital Corp.
231,206
     750     Chittenden Corp.
21,281
  12,200     Citigroup, Inc.
683,962
     250     Dain Rauscher Corp.
7,719
   1,950     Downey Financial Corp.
43,022
   2,325     Eaton Vance Corp.
47,953
   1,025     Inacom Corp.(a)
13,389
   1,400     Lehman Brothers Holdings, Inc.
76,563
  12,800     MBNA Corp.
357,600
     800     Morgan (J.P.) & Co., Inc.
84,400
   9,500     Morgan Stanley Dean Witter Discover &
                Co.
824,719
   1,800     Orix Corp. (Japan)
122,703
   1,500     Promise Co., Ltd. (Japan)
71,950
   4,150     Resource Bancshares Mortgage Group,
                Inc.
61,731
   3,700     Schwab Charles Corp.
260,156
   1,075     Webster Financial Corp.
32,116
                                                     -------
---

3,183,448
Food & Beverage--0.8%
     350     Adolph Coors Co.                        $
22,422
   7,000     Asahi Breweries, Ltd. (Japan)
94,352
   3,270     Cadbury Schweppes PLC
                (United Kingdom)
52,200
     825     Corn Products International, Inc.
21,914
  11,700     Diageo PLC (United Kingdom)
131,028
   2,600     Heineken N.V. (Netherlands)
140,401
     900     J & J Snack Foods Corp.(a)
21,825
      40     Nestle SA (Switzerland)
73,409
     425     Richfood Holdings, Inc.
9,854
   1,825     Riviana Foods, Inc.
41,519
   1,000     Universal Foods Corp.
22,500
                                                     -------
---

631,424
------------------------------------------------------------
Forestry--0.1%
   2,600     Georgia-Pacific Corp.
58,500
   1,600     Universal Forest Product, Inc.
31,600
                                                     -------
---

90,100
------------------------------------------------------------
Health Care--2.0%
  13,600     Columbia/HCA Healthcare Corp.
246,500
     875     Curative Health Services, Inc.
26,195
  11,600     Foundation Health Systems, Inc.
106,575
   2,287     Mckesson HBOC, Inc.
171,811
   1,900     PacifiCare Health Systems, Inc.(a)
134,425
   6,500     PAREXEL International Corp.(a)
169,000
  12,100     Tenet Healthcare Corp.(a)
251,075
   2,100     United Healthcare Corp.
93,975
   4,800     Wellpoint Health Networks, Inc.(a)
359,100
                                                     -------
---

1,558,656
------------------------------------------------------------
Home Furnishings--0.4%
   5,425     Ethan Allen Interiors, Inc.
259,044
   1,450     Furniture Brands International,
                Inc.(a)
34,075
                                                     -------
---

293,119

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL MODERATE
GROWTH FUND
------------------------------------------------------------

Shares        Description                          Value
(Note 1)
     -------------------------------------------------------
-----
Hotels--0.6%
   8,200     Hilton Hotels Corp.
118,388
   7,000     Meristar Hospitality Corp.
134,750
   8,200     Park Place Entertainment Corp.(a)
55,863
   4,300     Promus Hotel Corp.(a)
128,462
                                                     -------
---

437,463
------------------------------------------------------------
Human Resources--0.2%
  10,000     RemedyTemp, Inc.(a)
182,500
------------------------------------------------------------
Industrial Technology/Instruments--0.1%
   2,000     EG&G, Inc.
56,750
------------------------------------------------------------
Insurance--4.7%
   6,800     ACE, Ltd.
190,400
     290     Allianz AG (Germany)
106,489
   5,600     Allied Zurich PLC (United Kingdom)
86,445
   1,400     American Financial Group, Inc.
50,750
   1,000     American General Corp.
71,313
   3,200     American International Group, Inc.
329,400
     900     Amerin Corp.(a)
20,925
     930     Axa-UAP (France)
135,119
   1,500     Capital Re Corp.
27,281
   4,900     Chubb Corp.
287,875
   1,115     Fidelity National Financial, Inc.
29,687
   4,050     Financial Security Assurance
                Holdings, Ltd.
222,497
     900     First American Financial Corp.
27,506
   1,400     Harleysville Group, Inc.
29,575
     625     Medical Assurance, Inc.(a)
19,063
   5,100     Mutual Risk Management, Ltd.
187,425
   7,400     Old Republic International Corp.
144,762
     550     Orion Capital Corp.
19,594
     775     PartnerRe Ltd.
35,117
   2,200     Presidential Life Corp.
40,975
     291     Priority Healthcare Corp.
11,320
   1,675     Protective Life Corp.
57,892
   2,800     Provident Companies, Inc.               $
120,050
   9,800     Prudential Corp. PLC (United Kingdom)
151,360
   2,500     Reinsurance Group of America, Inc.
168,281
  15,000     Royal & Sun Alliance Insurance Group
                PLC (United Kingdom)(a)
114,356
   6,800     SAFECO Corp.
264,350
   3,700     St. Paul Companies, Inc.
108,687
   3,500     The Equitable Companies, Inc.
244,125
   1,500     Tokio Marine & Fire Insurance Co.,
                Ltd. ADR
85,500
   1,400     UNUM Corp.
84,613
     245     Zurich Versicherungs-Gesellschaft AG
                (Switzerland)
181,411
                                                     -------
---

3,654,143
------------------------------------------------------------
Leisure
   4,400     EMI Group PLC (United Kingdom)
28,240
------------------------------------------------------------
Machinery--0.3%
   1,625     IDEX Corp.
37,070
   1,600     JLG Industries, Inc.
25,200
     625     Kaydon Corp.
20,976
   2,875     Lincoln Electric Holdings, Inc.
60,735
     875     Milacron, Inc.
17,117
     300     Plantronics, Inc.
24,206
     800     Regal Beloit Corp.
18,400
     550     Tecumseh Products Co.
24,578
   1,275     Terex Corp.(a)
31,397
                                                     -------
---

259,679
------------------------------------------------------------
Manufacturing--0.2%
   1,370     Compagnie Generale des Etablissements
                Michelin, Series B (France)
52,456
     900     Nintendo Co., Ltd. (Japan)
83,555
                                                     -------
---

136,011

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL MODERATE
GROWTH FUND
------------------------------------------------------------
------------------------------------------------------------

Shares        Description                          Value
(Note 1)
     -------------------------------------------------------
-----
Media--1.5%
  12,500     CBS Corp.(a)                            $
425,000
   4,700     Clear Channel Communications, Inc.(a)
290,812
   6,000     Infinity Broadcasting, Corp.(a)
166,125
   1,850     King World Productions, Inc.(a)
50,644
   4,200     Mirror Group Newspapers PLC
                (United Kingdom)
14,584
   4,200     Omnicom Group, Inc.
268,800
   1,050     Tekelec, Inc.
21,000
                                                     -------
---

1,236,965
------------------------------------------------------------
Metals--0.2%
  14,400     Broken Hill Proprietary Co., Ltd.
                (Australia)
105,861
     900     Cleveland-Cliffs, Inc.
36,787
   1,425     Commercial Metals Co.
35,091
   1,125     RTI International Metals, Inc.
13,922
                                                     -------
---

191,661
------------------------------------------------------------
Mining--0.3%
   9,100     Freeport-McMoRan Copper & Gold,
                Inc.(a)
87,019
   7,200     Newmont Mining Corp.
127,350
                                                     -------
---

214,369
------------------------------------------------------------
Miscellaneous--0.1%
     550     SEACOR Holdings, Inc.
24,475
      30     Societe Generale Surveillance SA
                (Switzerland)
26,499
     277     Thyssen AG (Germany)
46,921
                                                     -------
---

97,895
Office Equipment & Supplies--0.2%
   6,700     Harris Corp.                            $
251,250
   1,000     Kimball International, Inc., (Class
                'B' stock)
17,625
  11,000     Ricoh Co., Ltd. (Japan)
106,851
   2,000     Xerox Corp.
248,000
                                                     -------
---

623,726
------------------------------------------------------------
Oil & Gas Services--2.1%
     800     Amerada Hess Corp.
38,000
   2,500     Atlantic Richfield Co.
143,437
   1,900     BOC Group PLC, ADR
53,675
   9,800     BP Amoco PLC (United Kingdom)
133,539
   1,350     Devon Energy Corp.
35,353
   5,500     Elf Aquitaine SA, ADR
300,438
   1,200     Elf Aquitaine SA (France)
130,147
   2,325     Energen Corp.
39,670
  19,800     ENI SpA (Italy)
117,500
   3,150     Helmerich & Payne, Inc.
55,322
   3,000     Keyspan Energy
81,187
   7,500     Newfield Exploration Co.(a)
139,687
   3,000     Occidental Petroleum Corp.
45,188
   1,075     Oneok, Inc.
31,444
   4,000     Oryx Energy Co.(a)
48,750
     660     R & B Falcon Corp.(a)
4,661
   3,250     Tesoro Petroleum Corp.
35,344
   1,900     Total SA, ADR
97,256
   2,875     Wicor, Inc.
57,680
                                                     -------
---

1,588,278
------------------------------------------------------------
Paper & Packaging--1.8%
   1,075     Ball Corp.
48,375
     825     Caraustar Industries, Inc.
23,306
   1,600     Fort James Corp.
57,400
   4,200     Georgia-Pacific Group (Japan)
270,900
   4,300     International Paper Co.
170,119
   5,400     Mead Corp.
154,575
   1,900     Rayonier, Inc.
83,600
   1,525     Rock-Tenn Co., (Class 'A' Stock)
27,450

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL MODERATE
GROWTH FUND
------------------------------------------------------------

Shares        Description                          Value
(Note 1)
     -------------------------------------------------------
-----
Paper & Packaging (cont'd.)
   3,000     Temple-Inland, Inc.                     $
171,187
   1,050     UPM-Kymmene OYJ (Finland)
27,455
   3,400     Weyerhaeuser Co.
184,025
   5,700     Willamette Industries, Inc.
199,500
                                                     -------
---

1,417,892
------------------------------------------------------------
Pharmaceuticals--3.4%
     500     Alpharma, Inc.
17,313
   5,700     American Home Products Corp.
334,519
   5,900     Astra AB, Series B (Sweden)
126,290
     750     Bindley Western Industries, Inc.
18,938
   2,700     Eli Lilly & Co.
252,956
     710     Medtronic, Inc.
56,555
   2,000     Merck & Co., Inc.
293,500
     800     Ocular Sciences, Inc.(a)
18,500
   2,500     Pfizer, Inc.
321,562
   3,200     Pharmacia & Upjohn, Inc.
184,000
   3,400     Rhone-Poulenc SA, Series A (France)
178,963
   1,000     Roberts Pharmaceutical Corp.
19,500
       8     Roche Holdings AG (Switzerland)
104,611
   7,300     Schering-Plough Corp.
397,850
   1,125     Serologicals Corp.
29,672
   4,900     Warner-Lambert Co.
353,719
                                                     -------
---

2,708,448
------------------------------------------------------------
Photography--0.3%
   2,100     Eastman Kodak Co.
137,288
------------------------------------------------------------
Printing & Publishing--0.1%
     450     Consolidated Graphics, Inc.
32,625
   1,075     Franklin Covey Co.
17,872
   1,175     Hollinger International, Inc.
15,422
     550     Valassis Communications, Inc.(a)
28,118
     950     World Color Press, Inc.(a)
23,394
                                                     -------
---

117,431
Real Estate Investment Trusts--0.4%
   2,200     Franchise Finance Corp., of America     $
50,600
   8,500     Glenborough Realty Trust, Inc.
149,281
   1,900     The Rouse Co.
44,888
                                                     -------
---

244,769
------------------------------------------------------------
Restaurants--1.1%
   6,000     CKE Restaurants, Inc.
142,500
  18,700     Darden Restaurants, Inc.
350,625
     450     IHOP Corp.
19,350
   3,400     McDonald's Corp.
267,962
   6,600     Ryan's Family Steak Houses, Inc.(a)
91,163
                                                     -------
---

871,600
------------------------------------------------------------
Retail--3.7%
     425     BJ's Wholesale Club, Inc.(a)
18,913
   1,000     Buckle, Inc.
26,750
     775     Department 56, Inc.
24,509
   8,200     Dillards, Inc. (Class 'A' stock)
203,462
   4,100     Gap, Inc.
263,169
   7,700     Great Universal Stores PLC
                (United Kingdom)
98,651
   7,200     Home Depot, Inc.
434,700
  12,000     IKON Office Solutions, Inc.
192,000
  15,800     Kmart Corp.(a)
277,487
   5,000     Kohl's Corp.(a)
338,750
   2,420     Metro AG (Germany)
196,709
   4,700     Pep Boys - Manny, Moe & Jack
74,025
   3,200     Rite Aid Corp.
157,200
   1,700     Ross Stores, Inc.
67,150
   1,600     Sears, Roebuck & Co.
64,200
   7,800     Staples, Inc.(a)
223,275
   5,500     Toys 'R' Us, Inc.(a)
82,500
   1,600     Wal-Mart Stores, Inc.
137,600
   1,125     Zale Corp.(a)
36,914
                                                     -------
---

2,917,964

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL MODERATE
GROWTH FUND
------------------------------------------------------------

Shares        Description                          Value
(Note 1)
     -------------------------------------------------------
-----
Semiconductors--1.3%
   3,800     Applied Materials, Inc.(a)              $
240,112
   2,200     Etec Systems, Inc.(a)
118,113
   2,700     Intel Corp.
380,531
   3,700     KLA Tencor Corp.(a)
213,675
   5,700     National Semiconductor Corp.
73,744
                                                     -------
---

1,026,175
------------------------------------------------------------
Softwares--1.5%
   7,000     12 Technologies, Inc.(a)
244,125
   1,175     Check Point Software Technologies,
                Ltd.(a)
56,988
     900     Dialogic Corp.(a)
22,950
   3,000     Documentum, Inc.(a)
69,938
   6,100     HNC Software, Inc.(a)
176,137
   2,200     Intuit, Inc.(a)
200,200
   5,700     Rational Software Corp.(a)
188,456
   3,000     VERITAS Software Corp.(a)
250,875
                                                     -------
---

1,209,669
------------------------------------------------------------
Telecommunications--4.0%
   2,900     AirTouch Communications, Inc.(a)
280,031
   1,275     Alliant Communications, Inc.
54,188
   2,500     ALLTEL Corp.
161,406
  18,000     Aspect Telecommunications Corp.(a)
162,000
   2,000     AT&T Corp.
181,500
   5,000     Excel Switching Corp.
138,438
   9,700     MCI WorldCom, Inc.(a)
773,575
       3     NTT Mobile Communications (Japan)
126,365
  12,500     Natural Microsystems Corp.(a)
85,156
       8     Nippon Telegraph & Telephone Corp.
                (Japan)
64,506
   1,700     Nokia Corp., ADR(a)
244,800
   3,700     Qwest Communications International,
                Inc.(a)
221,769
  28,000     Telecom. Italia SpA (Italy)
189,399
   4,039     Telefonica SA (Spain)
181,202
                                                     -------
---

2,864,335
Tobacco--1.5%
  11,200     British America Tobacco PLC
                (United Kingdom)                     $
116,029
      14     Japan Tobacco, Inc. (Japan)
135,992
   4,300     Loews Corp.
362,006
   4,800     Philip Morris Co., Inc.
225,600
   8,900     RJR Nabisco Holdings Corp.
240,300
   1,825     Universal Corp.
55,320
                                                     -------
---

1,135,247
------------------------------------------------------------
Trucking & Shipping--0.2%
   8,000     Air Express International Corp.
151,000
   1,175     US Freightways Corp.
40,978
                                                     -------
---

191,978
------------------------------------------------------------
Utilities--1.2%
   1,600     Atmos Energy Corp.
47,700
   3,125     California Water Service Group
81,445
     780     Cie General des Eaux (France)
228,248
   1,500     GPU, Inc.
63,938
   2,500     Houston Industries, Inc.(a)
75,937
   3,900     Pacific Gateway Exchange, Inc.(a)
129,188
     630     Suez Lyonnaise des Eaux (France)
129,921
   2,500     Unicom Corp.
89,062
   3,775     Washington Gas Light Co.
90,600
                                                     -------
---

936,039
------------------------------------------------------------
Waste Management--0.1%
   2,500     Waste Management, Inc.
124,844
                                                     -------
---
             Total common stocks
                (cost $44,505,056)
48,246,077
                                                     -------
---

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL MODERATE
GROWTH FUND
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)        Description
Value (Note 1)
------------------------------------------------------------
CORPORATE BONDS--11.7%
------------------------------------------------------------
Airlines--0.3%
Ba2           $   250     Continental Airlines, Inc.,
                           Sr. Notes,
                           8.00%, 12/15/05               $
245,958
------------------------------------------------------------
Audio/Visual--0.3%
Ba2               250     Imax Corp.,
                           Sr. Notes,
                           7.875%, 12/1/05
250,938
------------------------------------------------------------
Automotive Parts--0.3%
B3                250     Hayes Wheels Int'l., Inc.,
                           Sr. Sub. Notes,
                           9.125%, 7/15/07
262,500
------------------------------------------------------------
Building Products--0.3%
Ba3               250     Building Materials Corp. of
                           America,
                           Sr. Notes,
                           8.00%, 12/1/08
250,625
------------------------------------------------------------
Cable--1.1%
B1                250     Adelphia Communications
                           Corp.,
                           Sr. Notes,
                           7.75%, 1/15/09
253,125
B3                250     Avalon Cable, Inc.,
                           Sr. Sub. Notes,
                           9.375%, 12/1/08
262,812
Baa3              300     TCI Communications, Inc.,
                           MTN,
                           6.46%, 3/6/00
304,011
                                                         ---
--------

819,948
------------------------------------------------------------
Casinos--0.3%
Ba2               250     Harrahs Operating, Inc.,
                           Gtd. Sr. Sub. Notes,
                           7.875%, 12/15/05
252,500
Coal--0.3%
Ba3           $   250     P & L Coal Holdings Corp.,
                           Sr. Notes,
                           8.875%, 5/15/08               $
258,437
------------------------------------------------------------
Engineering & Construction--0.2%
B1                129     CSC Holdings, Inc.,
                           Sr. Sub. Deb.,
                           10.50%, 5/15/16
154,478
------------------------------------------------------------
Entertainment--0.3%
B3                250     AMC Entertainment, Inc.,
                           Sr. Sub. Notes,
                           9.50%, 2/1/11
250,000
------------------------------------------------------------
Fertilizer--0.1%
B2                 40     Scotts Company,
                           Sr. Sub. Notes,
                           8.625%, 1/15/09
41,300
------------------------------------------------------------
Financial Services--0.1%
Ba1               100     GS Escrow Corp.,
                           Sr. Notes,
                           6.75%, 8/1/03
96,520
------------------------------------------------------------
Health Care--0.6%
Ba2               250     Columbia/HCA Healthcare
                           Corp.,
                           Notes,
                           6.91%, 6/15/05
244,265
B2                250     Integrated Health Services,
                           Inc.,
                           Sr. Sub. Notes, Ser. A,
                           9.25%, 1/15/08
235,000
                                                         ---
--------

479,265
------------------------------------------------------------
Industrials--0.5%
B2                250     Purina Mills, Inc.,
                           Sr. Sub. Notes,
                           9.00%, 3/15/10
245,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL MODERATE
GROWTH FUND
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)        Description
Value (Note 1)
------------------------------------------------------------
Industrials (cont'd.)
B3            $   250     United Int'l. Holdings, Inc.,
                           Sr. Disc. Notes,
                           Zero Coupon (until 2/15/03)
                           10.75%, 2/15/08               $
165,312
                                                         ---
--------

410,312
------------------------------------------------------------
Manufacturing--0.3%
NR                250     Westinghouse Air Brake Co.,
                           Sr. Notes,
                           9.375%, 6/15/05
260,000
------------------------------------------------------------
Media--0.7%
B2                250     Ackerly Group, Inc.,
                           Sr. Sub. Notes,
                           9.00%, 1/15/09
260,000
Baa3              265     Time Warner, Inc.,
                           Series 97-1,
                           6.10%, 12/30/01
269,637
                                                         ---
--------

529,637
------------------------------------------------------------
Oil & Gas--0.9%
Ba2               250     Gulf Canada Resources Ltd.,
                           Sr. Sub. Deb.,
                           9.625%, 7/1/05
255,000
Ba2               450     Petroleos Mexicanos,
                           Gtd. Notes, (Mexico)
                           9.375%, 12/2/08
427,500
                                                         ---
--------

682,500
------------------------------------------------------------
Paper & Packaging--0.7%
B1                250     S.D. Warren Co.,
                           Sr. Sub. Notes,
                           12.00%, 12/15/04
271,250
B3                250     Stone Container Corp.,
                           Sr. Sub. Deb.,
                           12.75%, 4/1/02
252,500
                                                         ---
--------

523,750
Printing & Publishing--0.7%
B1            $   250     Mail Well I Corp.,
                           Sr. Sub. Notes,
                           8.75%, 12/15/08               $
256,250
B2                250     Transwestern Publishing Co.,
                           LP,
                           Sr. Sub. Notes,
                           9.625%, 11/15/07
261,562
                                                         ---
--------

517,812
------------------------------------------------------------
Real Estate--0.3%
Ba2               250     HMH Properties, Inc.,
                           Sr. Notes,
                           8.45%, 12/1/08
250,000
------------------------------------------------------------
Restaurants--0.8%
B2                125     Advantica Restaurant Group,
                           Inc., Sr. Notes,
                           11.25%, 1/15/08
128,750
B2                250     Carrols Corp.,
                           Sr. Sub. Notes,
                           9.50%, 12/1/08
253,125
Ba1               250     Felcor Suites, LP,
                           Gtd. Sr. Notes,
                           7.375%, 10/1/04
239,375
                                                         ---
--------

621,250
------------------------------------------------------------
Schools--0.1%
B3                100     Kindercare Learning Center,
                           Inc.,
                           Sr. Sub. Notes,
                           9.50%, 2/15/09
100,000
------------------------------------------------------------
Steel--0.3%
B2                250     UCAR Global Enterprises,
                           Inc.,
                           Sr. Sub. Notes,
                           12.00%, 1/15/05
262,500

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL MODERATE
GROWTH FUND
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)        Description
Value (Note 1)
------------------------------------------------------------
Telecommunications--0.9%
B2            $   100     Bresnan Communications Group,
                           Sr. Notes,
                           8.00%, 2/1/09                 $
102,000
B2                200     Intermedia Communications,
                           Inc.,
                           Sr. Notes,
                           8.60%, 6/1/08
192,000
B3                150     Level 3 Communications, Inc.,
                           Sr. Disc. Notes,
                           Zero Coupon (until 12/1/03)
                           10.50%, 12/1/08
88,500
B1                250     Telewest PLC,
                           Sr. Disc. Deb.,
                           Zero Coupon (until 10/1/00)
                           11.00%, 10/1/07 (United
                           Kingdom)
221,250
                                                         ---
--------

603,750
------------------------------------------------------------
Utilities--1.0%
Ba2               250     Calpine Corp.,
                           Sr. Notes,
                           7.875%, 4/1/08
252,500
                          CMS Energy Corp.,
                           Sr. Notes,
Ba3                50     6.75%, 1/15/04
50,000
Ba3               250     7.50%, 1/15/09
257,500
Ba2               200     Niagara Mohawk Power Corp.,
                           Sr. Notes, Series C,
                           7.125%, 7/1/01
203,162
                                                         ---
--------

763,162
------------------------------------------------------------
Waste Management--0.3%
Ba2               250     Allied Waste North America
                           Corp., Notes,
                           7.875%, 1/1/09
256,250
                                                         ---
--------
                          Total corporate bonds
                           (cost $9,085,571)
9,143,392
                                                         ---
--------
------------------------------------------------------------
U.S. GOVERNMENT AGENCIES AND SECURITIES--15.3%
              $   117     Government National Mortgage
                           Assoc.,
                          6.625%, 9/20/22                $
119,502
                          Government National Mortgage
                           Assoc., Single Family,
              $   250     6.00%, 2/22/29                 $
247,970
                2,800     6.50%, 3/23/29
2,828,875
                          United States Treasury Bonds,
                1,100     6.00%, 2/15/26
1,207,426
                  300     8.50%, 2/15/20
417,936
                2,100     14.00%, 11/15/11
3,315,039
                          United States Treasury Notes,
                  800     3.875%, 1/15/09
807,000
                1,650     5.375%, 7/31/00
1,667,275
                1,200     7.00%, 7/15/06
1,366,500
                                                         ---
--------
                          Total U.S. government
                           agencies and securities
                           (cost $11,920,947)
11,977,523
                                                         ---
--------
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--1.2%
Aaa               200     DLJ Mortgage Acceptance
                           Corp.,
                           7.75%, 1/1/21
199,875
                  276     Federal Home Loan Mortgage
                           Corp.,
                           Series 7-A, Class P/T-WM,
                           7.00%, 9/17/31
280,201
                  490     Federal National Mortgage
                           Assoc.,
                           Series 1998-73, Class MZ,
                           6.30%, 10/17/38
478,363
                                                         ---
--------
                          Total collateralized mortgage
                           obligations
                           (cost $961,492)
958,439
                                                         ---
--------
------------------------------------------------------------
MUNICIPAL BONDS--0.4%
NR                300     New York, New York,
                           Series B,
                           6.00%, 8/1/01
                           (cost $304,281)
305,217

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

Portfolio of Investments as
of January 31, 1999                   PRUDENTIAL DIVERSIFIED
FUNDS
(Unaudited)                           PRUDENTIAL MODERATE
GROWTH FUND
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)        Description
Value (Note 1)
------------------------------------------------------------
ASSET-BACKED SECURITIES--0.4%
Aaa           $   300     TMA Mortgage Funding Trust,
                           Series 1998-1A, Collateral
                           Asset Bkd. Note,
                           6.251%, 1/25/29
                           (cost $299,790)               $
297,930
                                                         ---
--------
                          Total long-term investments
                           (cost $67,077,137)
70,928,578
                                                         ---
--------
------------------------------------------------------------
SHORT-TERM INVESTMENTS--13.4%
COMMERCIAL PAPER--3.0%
------------------------------------------------------------
P-1               600     American Information
                           Technologies Corp.,
                           4.81%, 2/17/99
598,717
P-1               400     Du Pont (E. I.) De Nemours &
                           Co., Inc.,
                           4.82%, 2/26/99
398,664
P-1               600     IBM Credit Corp.,
                           4.81%, 2/19/99
598,557
P-1               200     National Rural Utilities
                           Corp.,
                           4.88%, 3/23/99
198,645
P-1               600     Shell Oil Co.,
                           4.81%, 2/12/99
599,118
                                                         ---
--------
                          Total commercial paper
                           (cost $2,393,701)
2,393,701
                                                         ---
--------
CORPORATE BOND--0.3%
Ba2           $   200     Cleveland Electric
                           Illuminating Co., MTN,
                           9.30%, 7/26/99
                           (cost $202,654)               $
203,239
------------------------------------------------------------
REPURCHASE AGREEMENT--10.1%
                7,914     Joint Repurchase Agreement
                           Account,
                           4.72%, 2/1/99
                           (cost $7,914,000; Note 5)
7,914,000
                                                         ---
--------
                          Total short-term investments
                           (cost $10,510,355)
10,510,940
                                                         ---
--------
------------------------------------------------------------
Total Investments--104.1%
                          (cost $77,587,492; Note 4)
81,439,518
                          Liabilities in excess of
                           other assets--(4.1%)
(3,238,914)
                                                         ---
--------
                          Net Assets--100%
$78,200,604
                                                         ---
--------
                                                         ---
--------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
AG--Aktiengesellschaft (German Stock Company).
LP--Limited Partnership.
MTN--Medium Term Note.
NR--Not Rated by Moody's or Standard & Poor's
PLC--Public Limited Company (British Corporation).
SA-- Sociedad Anonima (Spanish Corporation or Societe
Anonyme French
    Corporation).
The Fund's current Prospectus contains a description of
Moody's and Standard &
Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

Statement of Assets and Liabilities         PRUDENTIAL
DIVERSIFIED FUNDS
(Unaudited)                                 PRUDENTIAL
MODERATE GROWTH FUND
------------------------------------------------------------
--------------------

Assets
January 31, 1999
Investments, at value (cost
$77,587,492)................................................
 ..................        $ 81,439,518
Cash........................................................
 ..............................................
39,974
Foreign currency, at value
($33,754)...................................................
 ...................              33,202
Receivable for investments
sold........................................................
 ...................           3,431,841
Receivable for Fund shares
sold........................................................
 ...................           1,040,757
Interest and dividends
receivable..................................................
 .......................             317,568
Deferred offering
costs.......................................................
 ............................              78,132
Forward currency contracts - amount receivable from
counterparties........................................
11,414

----------------
   Total
assets......................................................
 .....................................          86,392,406

----------------
Liabilities
Payable for investments
purchased...................................................
 ......................           7,638,805
Payable for Fund shares
reacquired..................................................
 ......................             319,539
Accrued expenses and other
liabilities.................................................
 ...................             139,208
Management fee
payable.....................................................
 ...............................              47,214
Distribution fee
payable.....................................................
 .............................              34,939
Forward currency contracts - amount payable from
counterparties...........................................
11,636
Withholding taxes
payable.....................................................
 ............................                 461

----------------
   Total
liabilities.................................................
 .....................................           8,191,802

----------------
Net
Assets......................................................
 ..........................................        $
78,200,604

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........        $      7,324
   Paid-in capital in excess of
par.........................................................
 ..............          73,761,214

----------------

73,768,538
   Distributions in excess of net investment
income......................................................
 .             (19,083)
   Accumulated net realized gain on
investments.................................................
 ..........             599,981
   Net unrealized appreciation on investments and foreign
currency translations...........................
3,851,168

----------------
Net assets, January 31,
1999........................................................
 ......................        $ 78,200,604

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($9,189,761 / 860,423 shares of beneficial interest
issued and outstanding).........................
$10.68
   Maximum sales charge (5% of offering
price)......................................................
 ......                 .56

----------------
   Maximum offering price to
public......................................................
 .................              $11.24

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($27,075,361 / 2,537,432 shares of beneficial interest
issued and outstanding)......................
$10.67

----------------

----------------
Class C:
   Net asset value and redemption price per share
      ($16,940,277 / 1,587,350 shares of beneficial interest
issued and outstanding)......................
$10.67
   Sales charge (1% of offering
price)......................................................
 ..............                 .11

----------------
   Offering price to
public......................................................
 .........................              $10.78

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($24,995,205 / 2,338,721 shares of beneficial interest
issued and outstanding)......................
$10.69

----------------

----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     16

PRUDENTIAL DIVERSIFIED FUNDS
PRUDENTIAL MODERATE GROWTH FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                          November 18,
1998(a)
                                                Through
Net Investment Income                       January 31, 1999
Income
   Interest............................        $  321,833
   Dividends (net of foreign
      withholding taxes of $702).......            72,037
                                              -----------
      Total income.....................           393,870
                                              -----------
Expenses
   Management fee......................           100,704
   Distribution fee--Class A...........             3,424
   Distribution fee--Class B...........            38,181
   Distribution fee--Class C...........            28,497
   Custodian's fees and expenses.......            63,000
   Amortization of offering costs......            19,868
   Registration fees...................            19,500
   Reports to shareholders.............            18,000
   Transfer agent's fees and
      expenses.........................             9,000
   Legal fees..........................             8,700
   Audit fee and expenses..............             7,300
   Trustees' fees and expenses.........             2,000
   Miscellaneous.......................             1,924
                                              -----------
      Total expenses...................           320,098
                                              -----------
Net investment income..................            73,772
                                              -----------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions.............           608,288
   Foreign currency transactions.......            (8,307)
                                              -----------
                                                  599,981
                                              -----------
Net unrealized
   appreciation/depreciation on:
   Investments.........................         3,852,026
   Foreign currencies..................              (858)
                                              -----------
                                                3,851,168
                                              -----------
Net gain on investments................         4,451,149
                                              -----------
Net Increase in Net Assets
Resulting from Operations                      $4,524,921
                                              -----------
                                              -----------

---------------
(a) Commencement of investment operations.


PRUDENTIAL DIVERSIFIED FUNDS
PRUDENTIAL MODERATE GROWTH FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                             November 18,
1998(a)
Increase (Decrease) In                             Through
Net Assets                                     January 31,
1999
Operations
   Net investment income...................      $
73,772
   Net realized gain on investments and
      foreign currency transactions........
599,981
   Net unrealized appreciation of
      investments and foreign currencies...
3,851,168
                                             ---------------
-----
   Net increase in net assets resulting
      from operations......................
4,524,921
                                             ---------------
-----
Dividends from net investment income (Note
   1)
      Class A..............................
(10,982)
      Class B..............................
(17,394)
      Class C..............................
(12,269)
      Class Z..............................
(52,210)
                                             ---------------
-----

(92,855)
                                             ---------------
-----
Fund share transactions (net of share
   conversions) (Note 6)
   Net proceeds from shares sold...........
78,082,738
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends............................
90,968
   Cost of shares reacquired...............
(4,435,168)
                                             ---------------
-----
   Net increase in net assets from Fund
      share transactions...................
73,738,538
                                             ---------------
-----
Total increase.............................
78,170,604
Net Assets
Beginning of period........................
30,000
                                             ---------------
-----
End of period..............................      $
78,200,604
                                             ---------------
-----
                                             ---------------
-----

---------------
(a) Commencement of investment operations.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     17

                                        PRUDENTIAL
DIVERSIFIED FUNDS
Notes to Financial Statements
(Unaudited)                             PRUDENTIAL MODERATE
GROWTH FUND
------------------------------------------------------------
--------------------
Prudential Diversified Funds (the 'Trust'), is registered
under the Investment
Company Act of 1940 as an open-end, diversified management
investment company
presently consisting of three portfolios: Prudential
Diversified Conservative
Growth Fund, Prudential Diversified Moderate Growth Fund
(the 'Fund') and
Prudential Diversified High Growth Fund. The Trust was
organized as a business
trust in Delaware on October 24, 1997. The Fund had no
significant operations
other than the issuance of 750 shares each of Class A, Class
B, Class C and
Class Z shares of beneficial interest for $30,000 on
September 2, 1998 to
Prudential Investments Fund Management LLC ('PIFM'). The
Fund commenced
investment operations on November 18, 1998.
The investment objective of the Fund is to seek to provide
capital appreciation
and a reasonable level of current income. The Fund seeks to
achieve its
investment objective by investing in a diversified portfolio of equity and fixed
income securities. The ability of the issuers of the debt
securities held by the
Fund to meet their obligations may be affected by economic
developments in a
specific industry or country.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Funds in the preparation of its financial statements. Securities Valuation: Securities for which the primary market is on an exchange and NASDAQ National Market Securities are valued at the last sales price on such
exchange on the day of valuation, or, if there was no sale
on such day, at the
mean between the last bid and asked prices on such day or at the bid price on
such day in the absence of an asked price. Securities that
are actively traded
in the over-the-counter market, including listed securities
for which the
primary market is believed by the Manager, in consultation
with the subadvisor,
to be over-the-counter, are valued by an independent pricing agent or principal
market maker. U.S. Government securities for which market
quotations are
available shall be valued at a price provided by an
independent pricing agent or
broker-dealer. Privately placed securities including equity
securities for which
market prices may be obtained from primary dealers shall be
valued at the bid
prices provided by such primary dealers. Securities for
which market quotations
are not readily available, may be valued using the last
available market
quotation for a period not to exceed five days, provided the
Manager and
Subadvisor feel this is representative of market value,
afterwards, such
securities are valued in good faith under procedures adopted by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian or
designated
subcustodians, as the case may be under triparty repurchase
agreements, take
possession of the underlying securities, the value of which
exceeds the
principal amount of the repurchase transaction including
accrued interest. If
the seller defaults and the value of the collateral declines or if bankruptcy
proceedings are commenced with respect to the seller of the
security,
realization of the collateral by the Fund may be delayed or
limited.
All securities are valued as of 4:15 p.m., New York time. Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities - at the
closing daily rates of exchange.
(ii) purchases and sales of investment securities, income
and expenses - at the
rate of exchange prevailing on the respective dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the fiscal period, the
Fund does not isolate
that portion of the results of operations arising as a
result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of securities held at the end of the period.
Similarly, the Fund does not
isolate the effect of changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of long-term
portfolio securities sold
during the period. Accordingly, these realized foreign
currency losses are
included in the reported net realized losses on investment
transactions.
Net realized losses on foreign currency transactions
represent net foreign
exchange gains or losses from holdings of foreign
currencies, currency gains or
losses realized between the trade and settlement dates on
security transactions,
and the difference between the amounts of dividends,
interest and foreign taxes
recorded on the Fund's books and the U.S. dollar equivalent
amounts actually
received or paid. Net unrealized currency gains or losses
from valuing foreign
currency denominated assets and liabilities (other than
investments) at fiscal
period end exchange rates are reflected as a component of
net unrealized
appreciation on investments and foreign currencies.
------------------------------------------------------------
--------------------
                                       18

                                         PRUDENTIAL
DIVERSIFIED FUNDS
Notes to Financial Statements
(Unaudited)                              PRUDENTIAL MODERATE
GROWTH FUND
------------------------------------------------------------
--------------------
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a result of,
among other factors, the possibility of political and
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses from
investment and
currency transactions are calculated on the identified cost
basis. Dividend
income is recorded on the ex-dividend date; interest income
is recorded on the
accrual basis. Expenses are recorded on the accrual basis
which may require the
use of certain estimates by management.
Net investment income (loss), other than distribution fees,
and unrealized and
realized gains or losses are allocated daily to each class
of shares based upon
the relative proportion of net assets of each class at the
beginning of the day.
Dividends and Distributions: The Fund expects to pay
dividends of net investment
income semi-annually, and distributions of net realized
capital and currency
gains, if any, annually. Dividends and distributions are
recorded on the
ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Taxes: For federal income tax purposes, each Fund is treated as a separate
taxpaying entity. It is the intent of the Fund to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable income to shareholders.
Therefore, no federal
income tax provision is required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Fund's understanding of the applicable country's tax
rules and rates.
Deferred Offering Cost: The Fund incurred approximately
$98,000 in connection
with the initial offering of the Fund. Offering costs are
being amortized over a
period of 12 months ending November 1999.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM manages the investment operations of the Fund, administers the Fund's affairs and supervises the subadviser's performance of all investment advisory services.
PIFM pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the Fund. PIFM, in turn, pays the
Advisers' fees, computed daily and paid monthly, equal to the annual rate specified below based on the average daily net assets of the Fund segments they manage.

                                          Fee Paid By PIFM
           Advisers                          to Advisers
------------------------------    --------------------------
-------
Jennison Associates LLC           .30% with respect to the
first
                                  $300 million; .25% for
amounts
                                  in excess of $300 million
The Prudential Investment         N/A1
  Corporation
Lazzard Asset Management          .40%
Pacific Investment Management     .25%
  Company
Franklin Advisers, Inc.           .50%
The Dreyfus Corporation           .45%

1Under the Advisory Agreement between PIFM and PIC, PIC is reimbursed by PIFM for its reasonable costs and expenses.

The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS') which acts as the distributor of the
Class A, Class B,
Class C and Class Z shares of the Fund. The Fund compensates
PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares,
pursuant to plans of distribution, (the 'Class A, B and C
plans'), regardless of
expenses actually incurred by PIMS. The distribution fees
are accrued daily and
payable monthly. No distribution or service fees are paid to
PIMS as distributor
for Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1% of
the average daily net
assets of the Class A, B and C shares respectively, for the
period ended January
31, 1999.
PIMS has advised the Fund that it has received approximately
$192,400 and
$46,500 in front-end sales charges resulting from sales of
Class A and Class C
shares, respectively, during the period ended January 31,
1999.
PIMS has advised the Fund that for the period ended January
31, 1999, it has
received approximately $200 and $3,400 in contingent
deferred sales charges
imposed upon certain redemptions by Class B and Class C
shareholders,
respectively.
------------------------------------------------------------
--------------------
                                       19

                                       PRUDENTIAL
DIVERSIFIED FUNDS
Notes to Financial Statements
(Unaudited)                            PRUDENTIAL MODERATE
GROWTH FUND
------------------------------------------------------------
--------------------
PIMS, PIC and PIFM are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
The Trust, along with other affiliated registered investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
with an unaffiliated
lender. The maximum commitment under the Agreement is
$200,000,000. Interest on
any such borrowings outstanding will be at market rates. The purpose of the
Agreement is to serve as an alternative source of funding
for capital share
redemptions. The Fund did not borrow any amounts pursuant to the Agreement
during the period ended January 31, 1999. The Funds pay a
commitment fee at an
annual rate of .055 of 1% on the unused portion of the
credit facility. The
commitment fee is accrued and paid quarterly on a pro rata
basis by the Funds.
The Agreement expired on February 28, 1999 and has been
extended through March
12, 1999 under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the period ended
January 31, 1999,
the Fund incurred fees of approximately $7,200 for the
services of PMFS. As of
January 31, 1999 approximately $4,200 of such fees were due
to PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the period ended January 31, 1999 were $82,523,167 and $15,640,911, respectively.
At January 31, 1999, the Fund had outstanding forward currency contracts to purchase foreign currency, as follows:

                         Value at
  Foreign Currency    Settlement Date  Current
 Purchase Contracts       Payable       Value
Depreciation
--------------------- ---------------  --------  -----------
----
Euro Dollars,
  expiring 2/1/99....     $11,636      $11,414        $(222)
                          -------      --------       -----
                          -------      --------       -----

The United States federal income tax basis of the Fund's
investments as of
January 31, 1999 was substantially the same as for financial reporting purposes
and accordingly, net unrealized appreciation on investments
for federal income
tax purposes was $3,852,026 (gross unrealized appreciation--
$5,788,613, gross
unrealized depreciation--$1,936,587).
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of
January 31, 1999, the Fund
had a 1.16% undivided interest in the repurchase agreements
in the joint
account. The undivided interest for the Fund represents
$7,914,000 in principal
amount. As of such date, each repurchase agreement in the
joint account and the
collateral therefore were as follows:
Bear, Stearns & Co., Inc., 4.75%, in the principal amount of
$200,000,000
repurchase price $200,079,167, due 2/1/99. The value of the
collateral including
accrued interest was $206,615,704.
Morgan (J.P.) Securities, Inc., 4.72%, in the principal
amount of $200,000,000,
repurchase price $200,078,667, due 2/1/99. The value of the
collateral including
accrued interest was $204,000,313.
Salomon Smith Barney, Inc., 4.73%, in the principal amount
of $200,000,000,
repurchase price $200,078,883, due 2/1/99. The value of the
collateral including
accrued interest was $204,209,880.
Warburg Dillon Read, LLC, 4.62%, in the principal amount of
$80,225,000,
repurchase price of $80,285,898, due 2/1/99. The value of
the collateral
including accrued interest was $81,862,553.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z
shares. Class A shares are
sold with a front-end sales charge of up to 5%. Class B
shares are sold with a
contingent deferred sales charge which declines from 5% to
zero depending on the
period of time the shares are held. Class C shares are sold
with a front-end
sales charge of 1% and a contingent deferred sales charge of
1% during the first
18 months. Class B shares automatically convert to Class A
shares on a quarterly
basis approximately seven years after purchase. A special
exchange privilege is
also available for shareholders who qualified to purchase
Class A shares at net
asset value. Class Z shares are not subject to any sales or
redemption charge
and are offered exclusively for sale to a limited group of
investors. Of the
7,323,926 shares of beneficial interest issued and
outstanding at January 31,
1999, Prudential owned 2,326,045.
The Fund has authorized an unlimited number of shares of
beneficial interest at
$.001 par value.
------------------------------------------------------------
--------------------
                                       20

                                           PRUDENTIAL
DIVERSIFIED FUNDS
Notes to Financial Statements
(Unaudited)                                PRUDENTIAL
MODERATE GROWTH FUND
------------------------------------------------------------
--------------------
Transactions in shares of beneficial interest were as follows:

Class A                                 Shares        Amount
------------------------------------   ---------    --------
---
November 18, 1998(a) through
  January 31, 1999:
Shares sold.........................     896,352    $
9,111,438
Shares issued in reinvestment of
  dividends.........................       1,037
10,789
Shares reacquired...................     (37,811)
(391,550)
                                       ---------    --------
---
Net increase in shares outstanding
  before conversion.................     859,578
8,730,677
Shares issued upon conversion from
  Class B...........................          95
962
                                       ---------    --------
---
Net increase in shares
  outstanding.......................     859,673    $
8,731,639
                                       ---------    --------
---
                                       ---------    --------
---
Class B
------------------------------------
November 18, 1998(a) through
  January 31, 1999:
Shares sold.........................   2,578,188
$26,201,851
Shares issued in reinvestment of
  dividends.........................       1,558
16,203
Shares reacquired...................     (42,969)
(444,552)
                                       ---------    --------
---
Net increase in shares outstanding
  before conversion.................   2,536,777
25,773,502
Shares reacquired upon conversion
  into Class A......................         (95)
(962)
                                       ---------    --------
---
Net increase in shares
  outstanding.......................   2,536,682
$25,772,540
                                       ---------    --------
---
                                       ---------    --------
---
Class C
------------------------------------
November 18, 1998(a) through
  January 31, 1999:
Shares sold.........................   1,642,099
$16,600,945
Shares issued in reinvestment of
  dividends.........................       1,133
11,781
Shares reacquired...................     (56,632)
(590,580)
                                       ---------    --------
---
Net increase in shares
  outstanding.......................   1,586,600
$16,022,146
                                       ---------    --------
---
                                       ---------    --------
---
Class Z
------------------------------------
November 18, 1998(a) through
  January 31, 1999:
Shares sold.........................   2,615,746
$26,168,504
Shares issued in reinvestment of
  dividends.........................       5,019
52,195
Shares reacquired...................    (282,794)
(3,008,486)
                                       ---------    --------
---
Net increase in shares
  outstanding.......................   2,337,971
$23,212,213
                                       ---------    --------
---
                                       ---------    --------
---

---------------
(a) Commencement of investment operations.
------------------------------------------------------------
--------------------
                                       21

                                             PRUDENTIAL
DIVERSIFIED FUNDS
Financial Highlights (Unaudited)             PRUDENTIAL
MODERATE GROWTH FUND
------------------------------------------------------------
--------------------

November 18, 1998(a) Through January 31, 1999

----------------------------------------------

Class A          Class B          Class C

------------     ------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period........................................       $10.00
$  10.00         $  10.00

-----            ------           ------
Income from investment operations:
Net investment
income......................................................
 .          .02                --               --
Net realized and unrealized gain on investments and foreign
currencies......          .68               .68
 .68

-----            ------           ------
   Total from investment
operations.........................................
 .70               .68              .68

-----            ------           ------
Less distributions:
Dividends from net investment
income........................................         (.02)
(.01)            (.01)

-----            ------           ------
Net asset value, end of
period..............................................
$10.68          $  10.67         $  10.67

-----            ------           ------

-----            ------           ------
TOTAL
RETURN(b)...................................................
 ..........         6.96%             6.79%            6.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).............................................
$9,190          $ 27,075         $ 16,940
Average net assets
(000)....................................................
$6,756          $ 18,833         $ 14,056
Ratios to average net assets:(c)
   Expenses, including distribution
fees....................................         2.11%
2.86%            2.86%
   Expenses, excluding distribution
fees....................................         1.86%
1.86%            1.86%
   Net investment
income....................................................
0.80%             0.05%            0.07%
Portfolio turnover
rate.....................................................
26%               26%              26%


Class Z

------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period........................................    $  10.00

------
Income from investment operations:
Net investment
income......................................................
 .         .02
Net realized and unrealized gain on investments and foreign
currencies......         .69

------
   Total from investment
operations.........................................
 .71

------
Less distributions:
Dividends from net investment
income........................................        (.02)

------
Net asset value, end of
period..............................................    $
10.69

------

------
TOTAL
RETURN(b)...................................................
 ..........        7.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).............................................    $
24,995
Average net assets
(000)....................................................
$ 26,557
Ratios to average net assets:(c)
   Expenses, including distribution
fees....................................        1.86%
   Expenses, excluding distribution
fees....................................        1.86%
   Net investment
income....................................................
1.10%
Portfolio turnover
rate.....................................................
26%

---------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total return for periods
of less than a full
    year are not annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     22

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return.
The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative.
Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate.
And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
David F. Connor, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Sub-Advisers
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Jennison Associates LLC
466 Lexington Avenue
New York, NY  10017

Franklin Advisers, Inc.
777 Mariners Island Blvd.
San Mateo, CA  94404

The Dreyfus Corporation
200 Park Avenue
New York, NY  10166

Lazard Asset Management
30 Rockefeller Plaza
New York, NY  10112

Pacific Investment Management Company
840 Newport Center Drive
Newport Beach, CA  92660

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
Raritan Plaza One
Edison,  NJ 08837

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Ave., N.W.
Washington, DC 20036

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


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